UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-00649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Puritan® K6 Fund Fidelity® Puritan® K6 Fund : FPKFX

This annual shareholder report contains information about Fidelity® Puritan® K6 Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® K6 Fund	$ 34	0.32%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, security selection among equities detracted from the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year. In contrast, an overweight in stocks - 66% of assets, on average - contributed to relative performance.
•Within investment-grade bonds - about 30% of assets - an underweight and security selection helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds aided the fund's relative result.
•Within equities, selection in the consumer discretionary sector detracted most, followed by picks among financial and information technology companies. Conversely, investment choices among industrial companies, along with favorable positioning in the consumer staples sector, helped. Overall sector positioning hurt, hampered by overweights in the lagging materials (0%) and energy (+2%) groups.
•A timely overweight position in managed health care and insurance giant UnitedHealth Group (-50%) and an underweight in software company Palantir Technologies (+21%) were the primary individual relative detractors. UnitedHealth was sold during the period.
•On the plus side, an overweight in gas-turbine maker GE Vernova (+199%) and an out-of-Composite stake in Space Exploration Technologies (SpaceX; +89%) were the top relative contributors. Space Exploration Technologies was not held at period end.
•Noteworthy changes in positioning included increased allocations to the information technology and communication services sectors, a slight boost to consumer staples companies, and reductions among industrials, health care, and financial companies.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 14, 2019 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Puritan® K6 Fund	10.07%	9.58%	11.59%
Fidelity Puritan Composite Index℠	10.79%	8.55%	9.87%
S&P 500® Index	15.88%	14.74%	15.63%
A   From June 14, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,131,106,309
Number of Holdings	239
Total Advisory Fee	$6,554,419
Portfolio Turnover	64%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.6
AAA - 2.2
AA - 0.2
A - 2.2
BBB - 5.2
BB - 1.2
B - 1.3
CCC,CC,C - 0.8
Not Rated - 1.7
Equities - 66.3
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.4
Financials	12.6
Communication Services	8.3
Consumer Discretionary	8.3
Industrials	7.0
Health Care	6.2
Materials	3.0
Energy	2.7
Real Estate	2.2
Consumer Staples	2.1
Utilities	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 66.1
Bonds - 34.4
Alternative Funds - 0.2
Preferred Stocks - 0.0
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.7)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.5
NVIDIA Corp	6.2
Microsoft Corp	5.3
Apple Inc	3.5
US Treasury Bonds	3.5
Amazon.com Inc	2.9
Meta Platforms Inc Class A	2.6
Alphabet Inc Class C	2.0
Broadcom Inc	1.8
Fannie Mae Mortgage pass-thru certificates	1.4
40.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913663.101    3455-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Puritan® Fund Fidelity® Puritan® Fund : FPURX

This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Puritan® Fund	$ 49	0.46%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, security selection among equities detracted from the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year. In contrast, an overweight in stocks - 66% of assets, on average - contributed to relative performance.
•Within investment-grade bonds - about 30% of assets - an underweight and security selection helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds aided the fund's relative result.
•Within equities, selection in the consumer discretionary sector detracted most, followed by picks among financial and information technology companies. Conversely, investment choices among industrial companies, along with favorable positioning in the consumer staples sector, helped. Overall sector positioning hurt, hampered by overweights in the lagging materials (0%) and energy (+2%) groups.
•A timely overweight position in managed health care and insurance giant UnitedHealth Group (-50%) and an underweight in software company Palantir Technologies (+21%) were the primary individual relative detractors. UnitedHealth was sold during the period.
•On the plus side, an overweight in gas-turbine maker GE Vernova (+199%) and an out-of-Composite stake in Space Exploration Technologies (SpaceX; +89%) were the top relative contributors.
•Noteworthy changes in positioning included increased allocations to the information technology and communication services sectors, a slight boost to consumer staples companies, and reductions among industrials, health care, and financial companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Puritan® Fund	10.46%	9.59%	10.42%
Fidelity Puritan Composite Index℠	10.79%	8.55%	9.57%
S&P 500® Index	15.88%	14.74%	14.60%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$31,790,839,312
Number of Holdings	249
Total Advisory Fee	$141,555,734
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 2.2
AA - 0.2
A - 2.3
BBB - 5.1
BB - 1.2
B - 1.3
CCC,CC,C - 0.8
Not Rated - 1.6
Equities - 66.3
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	12.4
Communication Services	8.7
Consumer Discretionary	8.6
Industrials	7.5
Health Care	6.4
Materials	2.9
Energy	2.4
Real Estate	2.3
Consumer Staples	1.8
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 65.5
Bonds - 34.2
Preferred Stocks - 0.6
Alternative Funds - 0.2
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.4
NVIDIA Corp	6.2
Microsoft Corp	5.1
US Treasury Bonds	3.5
Apple Inc	3.4
Amazon.com Inc	2.9
Meta Platforms Inc Class A	2.5
Alphabet Inc Class C	2.3
Broadcom Inc	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913583.101    4-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Puritan® Fund Fidelity® Puritan® Fund Class K : FPUKX

This annual shareholder report contains information about Fidelity® Puritan® Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.39%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, security selection among equities detracted from the fund's performance versus the Fidelity Puritan Composite Index for the fiscal year. In contrast, an overweight in stocks - 66% of assets, on average - contributed to relative performance.
•Within investment-grade bonds - about 30% of assets - an underweight and security selection helped versus the Composite for the period. A modest non-Composite allocation to high-yield bonds aided the fund's relative result.
•Within equities, selection in the consumer discretionary sector detracted most, followed by picks among financial and information technology companies. Conversely, investment choices among industrial companies, along with favorable positioning in the consumer staples sector, helped. Overall sector positioning hurt, hampered by overweights in the lagging materials (0%) and energy (+2%) groups.
•A timely overweight position in managed health care and insurance giant UnitedHealth Group (-50%) and an underweight in software company Palantir Technologies (+21%) were the primary individual relative detractors. UnitedHealth was sold during the period.
•On the plus side, an overweight in gas-turbine maker GE Vernova (+199%) and an out-of-Composite stake in Space Exploration Technologies (SpaceX; +89%) were the top relative contributors.
•Noteworthy changes in positioning included increased allocations to the information technology and communication services sectors, a slight boost to consumer staples companies, and reductions among industrials, health care, and financial companies.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	10.49%	9.67%	10.51%
Fidelity Puritan Composite Index℠	10.79%	8.55%	9.57%
S&P 500® Index	15.88%	14.74%	14.60%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$31,790,839,312
Number of Holdings	249
Total Advisory Fee	$141,555,734
Portfolio Turnover	58%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 19.5
AAA - 2.2
AA - 0.2
A - 2.3
BBB - 5.1
BB - 1.2
B - 1.3
CCC,CC,C - 0.8
Not Rated - 1.6
Equities - 66.3
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.9
Financials	12.4
Communication Services	8.7
Consumer Discretionary	8.6
Industrials	7.5
Health Care	6.4
Materials	2.9
Energy	2.4
Real Estate	2.3
Consumer Staples	1.8
Utilities	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 65.5
Bonds - 34.2
Preferred Stocks - 0.6
Alternative Funds - 0.2
Preferred Securities - 0.0
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	11.4
NVIDIA Corp	6.2
Microsoft Corp	5.1
US Treasury Bonds	3.5
Apple Inc	3.4
Amazon.com Inc	2.9
Meta Platforms Inc Class A	2.5
Alphabet Inc Class C	2.3
Broadcom Inc	1.5
Fannie Mae Mortgage pass-thru certificates	1.4
40.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913582.101    2100-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025
Fidelity® Balanced K6 Fund Fidelity® Balanced K6 Fund : FBKFX

This annual shareholder report contains information about Fidelity® Balanced K6 Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced K6 Fund	$ 34	0.32%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period. Overweights in Nvidia (+45%) and Microsoft (+23%) provided a boost. These were the two largest stock positions as of August 31.
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 14, 2019 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Balanced K6 Fund	11.38%	10.42%	12.14%
Fidelity Balanced Hybrid Composite Index℠	10.79%	8.55%	9.87%
S&P 500® Index	15.88%	14.74%	15.63%
A   From June 14, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$2,099,076,299
Number of Holdings	335
Total Advisory Fee	$6,719,207
Portfolio Turnover	53%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.4
BBB - 5.9
BB - 0.6
B - 0.4
CCC,CC,C - 0.0
Not Rated - 1.4
Equities - 63.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.4
Financials	12.5
Communication Services	7.4
Consumer Discretionary	7.0
Health Care	6.4
Industrials	5.7
Consumer Staples	3.4
Energy	3.2
Real Estate	2.2
Utilities	1.8
Materials	1.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.8
Bonds - 35.9
Preferred Stocks - 0.1
Options - 0.0
Alternative Funds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.0
NVIDIA Corp	5.9
Microsoft Corp	5.2
Apple Inc	4.3
US Treasury Bonds	4.0
Alphabet Inc Class A	3.5
Amazon.com Inc	3.1
Meta Platforms Inc Class A	1.9
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.5
44.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913664.101    3460-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity® Balanced Fund : FBALX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Balanced Fund	$ 48	0.46%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Balanced Fund	11.25%	10.13%	10.64%
Fidelity Balanced Hybrid Composite Index℠	10.79%	8.55%	9.57%
S&P 500® Index	15.88%	14.74%	14.60%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.3
BBB - 6.0
BB - 0.7
B - 0.4
Not Rated - 1.5
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.5
Financials	12.3
Communication Services	7.5
Consumer Discretionary	7.1
Health Care	6.5
Industrials	5.7
Consumer Staples	3.5
Energy	3.1
Real Estate	2.2
Utilities	1.8
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 36.1
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.1
NVIDIA Corp	5.7
Microsoft Corp	5.3
Apple Inc	4.4
US Treasury Bonds	4.0
Alphabet Inc Class A	3.3
Amazon.com Inc	3.1
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.6
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913616.101    304-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity® Balanced Fund Class K : FBAKX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period September 1, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 42	0.39%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2015 through August 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	11.35%	10.21%	10.73%
Fidelity Balanced Hybrid Composite Index℠	10.79%	8.55%	9.57%
S&P 500® Index	15.88%	14.74%	14.60%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.3
BBB - 6.0
BB - 0.7
B - 0.4
Not Rated - 1.5
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.5
Financials	12.3
Communication Services	7.5
Consumer Discretionary	7.1
Health Care	6.5
Industrials	5.7
Consumer Staples	3.5
Energy	3.1
Real Estate	2.2
Utilities	1.8
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 36.1
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.1
NVIDIA Corp	5.7
Microsoft Corp	5.3
Apple Inc	4.4
US Treasury Bonds	4.0
Alphabet Inc Class A	3.3
Amazon.com Inc	3.1
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.6
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913615.101    2077-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class A : FBAOX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 69	0.76%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.3
BBB - 6.0
BB - 0.7
B - 0.4
Not Rated - 1.5
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.5
Financials	12.3
Communication Services	7.5
Consumer Discretionary	7.1
Health Care	6.5
Industrials	5.7
Consumer Staples	3.5
Energy	3.1
Real Estate	2.2
Utilities	1.8
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 36.1
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.1
NVIDIA Corp	5.7
Microsoft Corp	5.3
Apple Inc	4.4
US Treasury Bonds	4.0
Alphabet Inc Class A	3.3
Amazon.com Inc	3.1
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.6
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918427.100    7771-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class M : FBAQX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 91	1.01%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.3
BBB - 6.0
BB - 0.7
B - 0.4
Not Rated - 1.5
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.5
Financials	12.3
Communication Services	7.5
Consumer Discretionary	7.1
Health Care	6.5
Industrials	5.7
Consumer Staples	3.5
Energy	3.1
Real Estate	2.2
Utilities	1.8
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 36.1
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.1
NVIDIA Corp	5.7
Microsoft Corp	5.3
Apple Inc	4.4
US Treasury Bonds	4.0
Alphabet Inc Class A	3.3
Amazon.com Inc	3.1
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.6
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918431.100    7772-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class C : FBARX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 137	1.51%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.3
BBB - 6.0
BB - 0.7
B - 0.4
Not Rated - 1.5
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.5
Financials	12.3
Communication Services	7.5
Consumer Discretionary	7.1
Health Care	6.5
Industrials	5.7
Consumer Staples	3.5
Energy	3.1
Real Estate	2.2
Utilities	1.8
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 36.1
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.1
NVIDIA Corp	5.7
Microsoft Corp	5.3
Apple Inc	4.4
US Treasury Bonds	4.0
Alphabet Inc Class A	3.3
Amazon.com Inc	3.1
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.6
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918429.100    7773-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class I : FBAUX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 46	0.51%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.3
BBB - 6.0
BB - 0.7
B - 0.4
Not Rated - 1.5
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.5
Financials	12.3
Communication Services	7.5
Consumer Discretionary	7.1
Health Care	6.5
Industrials	5.7
Consumer Staples	3.5
Energy	3.1
Real Estate	2.2
Utilities	1.8
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 36.1
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.1
NVIDIA Corp	5.7
Microsoft Corp	5.3
Apple Inc	4.4
US Treasury Bonds	4.0
Alphabet Inc Class A	3.3
Amazon.com Inc	3.1
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.6
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918433.100    7774-TSRA-1025

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Balanced Fund Fidelity Advisor® Balanced Fund Class Z : FBAVX

This annual shareholder report contains information about Fidelity® Balanced Fund for the period October 18, 2024 to August 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 36	0.39%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending August 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end. U.S. taxable investment-grade bonds posted a solid gain for the 12 months, buoyed by relatively stable consumer inflation, a resilient economy and the expectation of interest-rate cuts.
•Against this backdrop, asset allocation - overweighting stocks and underweighting bonds - meaningfully contributed to the fund's performance versus the Fidelity Balanced Hybrid Composite Index for the fiscal year. Investment choices in both bonds and equities also helped.
•In the equity subportfolio, picks in the health care, communication services and financials sectors stood out as positives. The top individual relative contributor was Salesforce (+31%), which we sold this period.
•Elsewhere, a new non-Composite stake in Circle Internet Group (+63%) provided a boost, as did an overweight in GE Vernova (+203%).
•Conversely, stock selection in information technology notably detracted. Within that group, underweighting Composite index components Broadcom (+85%) and Palantir Technologies (+321%) detracted most on a relative basis. Broadcom was a sizable fund holding as of August 31.
•Turning to investment-grade bonds, duration positioning modestly contributed to the fund's performance, as the fund was slightly more sensitive to interest rates than the Composite index. In addition, the fund benefited from yield-curve positioning.
•In contrast, underweight allocations to the industrials and utilities sectors detracted versus the benchmark.
•Notable changes in positioning include a higher allocation to information technology and reduced exposure to health care.

How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through August 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2025)

KEY FACTS
Fund Size	$58,765,190,332
Number of Holdings	338
Total Advisory Fee	$247,442,203
Portfolio Turnover	41%
What did the Fund invest in?
(as of August 31, 2025)
The information in the following tables is based on the combined Investments of the Fund and it's pro-rata share of investments in Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds as applicable.

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 22.3
AAA - 2.7
AA - 0.2
A - 2.3
BBB - 6.0
BB - 0.7
B - 0.4
Not Rated - 1.5
Equities - 64.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

MARKET SECTORS (% of Fund's net assets)
Information Technology	21.5
Financials	12.3
Communication Services	7.5
Consumer Discretionary	7.1
Health Care	6.5
Industrials	5.7
Consumer Staples	3.5
Energy	3.1
Real Estate	2.2
Utilities	1.8
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 63.9
Bonds - 36.1
Preferred Stocks - 0.2
Options - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.2)%

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.1
NVIDIA Corp	5.7
Microsoft Corp	5.3
Apple Inc	4.4
US Treasury Bonds	4.0
Alphabet Inc Class A	3.3
Amazon.com Inc	3.1
Meta Platforms Inc Class A	2.1
Fannie Mae Mortgage pass-thru certificates	1.6
Broadcom Inc	1.6
44.2
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Balanced Fund merged into Fidelity® Balanced Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918435.100    7775-TSRA-1025

Item 2.

Code of Ethics

As of the end of the period, August 31, 2025, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Balanced Fund, Fidelity Balanced K6 Fund, Fidelity Puritan Fund, and Fidelity Puritan K6 Fund (the “Funds”):

Services Billed by PwC

August 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$99,100	$6,000	$17,700	$2,000
Fidelity Balanced K6 Fund	$64,200	$4,000	$7,700	$1,300
Fidelity Puritan Fund	$120,600	$8,100	$25,500	$2,700
Fidelity Puritan K6 Fund	$64,300	$3,900	$9,400	$1,300

August 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$95,400	$7,200	$30,200	$2,500
Fidelity Balanced K6 Fund	$75,500	$5,400	$16,200	$1,800
Fidelity Puritan Fund	$122,400	$10,200	$22,400	$3,500
Fidelity Puritan K6 Fund	$65,300	$5,400	$16,800	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2025A	August 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2025A	August 31, 2024A
PwC	$14,727,200	$15,131,800

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Puritan® K6 Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Puritan® K6 Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (a)(b) (Cost $2,277,965)	231,834	2,219,093

Common Stocks - 66.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (c)(d)	197,850	425,644
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (c)	255,617	282,114
TOTAL AUSTRALIA		707,758
BRAZIL - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (c)	2,392	5,915,201
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	53,448	5,367,567
TOTAL BRAZIL		11,282,768
CANADA - 1.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	10,158	608,141
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	31,045	860,358
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (c)	20,867	2,948,090
Materials - 1.0%
Chemicals - 0.2%
Nutrien Ltd (United States)	60,299	3,474,428
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States)	43,119	6,216,466
Franco-Nevada Corp	47,512	8,954,404
Orla Mining Ltd (c)	25,234	278,551
		15,449,421
TOTAL MATERIALS		18,923,849

TOTAL CANADA		23,340,438
CHINA - 0.3%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Tencent Holdings Ltd	56,930	4,408,916
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	9,492	1,281,420
TOTAL CHINA		5,690,336
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (c)	27,914	1,097,578
FRANCE - 0.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	182	84,973
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	17,308	5,268,694
Industrials - 0.0%
Construction & Engineering - 0.0%
Vinci SA	6,144	833,320
TOTAL FRANCE		6,186,987
GERMANY - 0.4%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (c)	34,200	1,156,306
Information Technology - 0.3%
Software - 0.3%
SAP SE ADR	23,402	6,369,088
TOTAL GERMANY		7,525,394
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	3,640	675,584
ITALY - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Brunello Cucinelli SpA	63,029	7,286,752
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA	298,052	1,876,402
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	9,512	831,491
TOTAL ITALY		9,994,645
JAPAN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Japan Steel Works Ltd/The	8,185	492,060
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (c)	15,283	10,884,553
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	1,950	457,957
TOTAL NETHERLANDS		11,342,510
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	74,579	17,218,054
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	36,770	1,249,729
Flutter Entertainment PLC (c)	14,630	4,493,897
		5,743,626
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	320	17,385
Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	9,031	421,835
TOTAL UNITED KINGDOM		6,182,846
UNITED STATES - 61.2%
Communication Services - 7.0%
Entertainment - 1.8%
Live Nation Entertainment Inc (c)	37,045	6,167,622
LiveOne Inc (c)	413,789	227,584
Netflix Inc (c)	15,501	18,729,083
PodcastOne Inc (c)	19,800	31,284
ROBLOX Corp Class A (c)	27,995	3,487,897
Spotify Technology SA (c)	12,582	8,579,414
Walt Disney Co/The	15,823	1,873,127
		39,096,011
Interactive Media & Services - 5.2%
Alphabet Inc Class A	36,794	7,833,810
Alphabet Inc Class C	200,062	42,719,239
Meta Platforms Inc Class A	72,713	53,713,094
Reddit Inc Class A (c)	18,304	4,119,864
		108,386,007
Media - 0.0%
Magnite Inc (c)	12,272	318,458
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	4,129	1,040,467
TOTAL COMMUNICATION SERVICES		148,840,943

Consumer Discretionary - 6.6%
Automobiles - 0.5%
Tesla Inc (c)	29,405	9,817,447
Broadline Retail - 2.9%
Amazon.com Inc (c)(e)	273,625	62,660,125
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (c)	20,484	2,673,777
Booking Holdings Inc	416	2,329,205
Cava Group Inc (c)	12,147	820,530
Domino's Pizza Inc	1,116	511,463
Hilton Worldwide Holdings Inc	7,791	2,150,783
Marriott International Inc/MD Class A1	664	177,858
Royal Caribbean Cruises Ltd	5,232	1,900,367
Starbucks Corp	52,093	4,594,082
Wyndham Hotels & Resorts Inc	19,588	1,696,517
		16,854,582
Household Durables - 0.8%
DR Horton Inc	26,506	4,492,237
SharkNinja Inc (c)	40,527	4,740,038
Somnigroup International Inc	77,272	6,486,984
Toll Brothers Inc	15,833	2,200,787
		17,920,046
Specialty Retail - 1.4%
American Eagle Outfitters Inc	22,565	291,991
AutoZone Inc (c)	1,237	5,193,582
Group 1 Automotive Inc	1,118	519,624
Home Depot Inc/The	2,723	1,107,635
Lowe's Cos Inc	52,269	13,488,538
Revolve Group Inc Class A (c)	6,285	140,595
Ross Stores Inc	2,917	429,266
TJX Cos Inc/The	27,848	3,804,315
Williams-Sonoma Inc	20,453	3,849,050
		28,824,596
Textiles, Apparel & Luxury Goods - 0.2%
NIKE Inc Class B	61,910	4,789,977
Ralph Lauren Corp Class A	2,027	601,877
		5,391,854
TOTAL CONSUMER DISCRETIONARY		141,468,650

Consumer Staples - 1.9%
Beverages - 0.0%
Constellation Brands Inc Class A	3,178	514,645
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc Class A	39,505	768,767
Costco Wholesale Corp	4,055	3,825,163
Dollar General Corp	21,786	2,369,445
Dollar Tree Inc (c)	22,212	2,424,884
Kroger Co/The	45,867	3,111,617
Performance Food Group Co (c)	12,289	1,246,105
Walmart Inc	53,077	5,147,408
		18,893,389
Personal Care Products - 0.2%
BellRing Brands Inc (c)	11	451
Estee Lauder Cos Inc/The Class A	57,298	5,255,946
		5,256,397
Tobacco - 0.8%
Philip Morris International Inc	100,409	16,781,356
TOTAL CONSUMER STAPLES		41,445,787

Energy - 1.4%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	315,681	14,331,917
Oil, Gas & Consumable Fuels - 0.8%
Antero Resources Corp (c)	77,104	2,461,160
Cheniere Energy Inc	5,538	1,339,199
Energy Transfer LP	206,248	3,654,715
EQT Corp	14,338	743,282
Exxon Mobil Corp	27,616	3,156,233
Range Resources Corp	91,886	3,148,933
Shell PLC	41,444	1,525,942
Shell PLC rights (c)(f)	61,898	22,159
		16,051,623
TOTAL ENERGY		30,383,540

Financials - 8.9%
Banks - 1.4%
Bank of America Corp	56,506	2,867,114
First Horizon Corp	168,481	3,807,671
JPMorgan Chase & Co	33,410	10,070,442
M&T Bank Corp	6,019	1,213,792
Wells Fargo & Co	147,827	12,148,423
		30,107,442
Capital Markets - 4.0%
Bank of New York Mellon Corp/The	101,588	10,727,693
Blackstone Inc	25,621	4,391,439
Cboe Global Markets Inc	53,498	12,622,853
Charles Schwab Corp/The	121,271	11,622,613
CME Group Inc Class A	10,143	2,703,211
Coinbase Global Inc Class A (c)	12,934	3,938,920
Goldman Sachs Group Inc/The	4,480	3,338,720
Intercontinental Exchange Inc	21,166	3,737,916
KKR & Co Inc Class A	31,432	4,384,450
LPL Financial Holdings Inc	1,400	510,272
Moody's Corp	3,787	1,930,461
Morgan Stanley	93,250	14,032,260
MSCI Inc	1,060	601,783
Northern Trust Corp (e)	25,217	3,310,488
State Street Corp	49,560	5,697,913
		83,550,992
Consumer Finance - 0.5%
Capital One Financial Corp	49,409	11,226,712
Financial Services - 2.2%
Apollo Global Management Inc	47,204	6,430,601
Mastercard Inc Class A	39,268	23,375,848
Visa Inc Class A	42,107	14,812,400
		44,618,849
Insurance - 0.8%
Arthur J Gallagher & Co	20,853	6,313,246
Chubb Ltd	27,049	7,440,369
Marsh & McLennan Cos Inc	19,435	3,999,917
		17,753,532
TOTAL FINANCIALS		187,257,527

Health Care - 4.6%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (c)	38,872	17,356,737
Blueprint Medicines Corp rights (c)(g)	1,291	0
Exact Sciences Corp (c)	31,574	1,497,239
Gilead Sciences Inc	127,640	14,419,491
Insmed Inc (c)	34,081	4,638,424
Legend Biotech Corp ADR (c)	80,414	2,792,778
Madrigal Pharmaceuticals Inc (c)	920	402,822
Nuvalent Inc Class A (c)	12,708	973,179
Scholar Rock Holding Corp (c)	9,312	304,037
Soleno Therapeutics Inc (c)	6,761	457,517
		42,842,224
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	28,379	3,764,758
Boston Scientific Corp (c)	106,408	11,226,044
Edwards Lifesciences Corp (c)	58,791	4,782,060
Insulet Corp (c)	27,499	9,346,360
Penumbra Inc (c)	1,306	356,068
Stryker Corp	2,750	1,076,378
		30,551,668
Health Care Providers & Services - 0.5%
CVS Health Corp	108,361	7,926,608
McKesson Corp	2,157	1,481,082
Molina Healthcare Inc (c)	6,704	1,212,284
		10,619,974
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	8,302	2,234,898
Life Sciences Tools & Services - 0.1%
Bruker Corp	23,685	804,816
Thermo Fisher Scientific Inc	893	439,999
		1,244,815
Pharmaceuticals - 0.5%
Eli Lilly & Co	15,656	11,469,272
TOTAL HEALTH CARE		98,962,851

Industrials - 6.3%
Aerospace & Defense - 1.6%
Anduril Industries Inc Class B (a)(g)	1,199	49,015
Anduril Industries Inc Class C (a)(g)	1	41
Boeing Co (c)	80,665	18,930,462
BWX Technologies Inc	1,651	267,528
Firefly Aerospace Inc (c)	5,383	244,227
GE Aerospace	6,785	1,867,232
Howmet Aerospace Inc	39,866	6,940,671
Karman Holdings Inc	34	1,815
StandardAero Inc	17,775	470,860
TransDigm Group Inc	2,061	2,883,092
Woodward Inc	4,994	1,232,619
		32,887,562
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	4,911	632,046
Building Products - 0.9%
Carrier Global Corp	114,418	7,460,054
Trane Technologies PLC	29,532	12,273,499
		19,733,553
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (c)	15,755	183,703
Cintas Corp	7,169	1,505,705
GFL Environmental Inc Subordinate Voting Shares (United States)	69,689	3,487,238
		5,176,646
Construction & Engineering - 0.5%
Dycom Industries Inc (c)	18,013	4,547,742
EMCOR Group Inc	6,077	3,767,740
Granite Construction Inc	12,674	1,365,624
		9,681,106
Electrical Equipment - 0.7%
Eaton Corp PLC	11,047	3,856,950
GE Vernova Inc	18,177	11,141,956
NEXTracker Inc Class A (c)	6,755	454,341
		15,453,247
Ground Transportation - 0.4%
Norfolk Southern Corp	10,959	3,068,301
Uber Technologies Inc (c)	58,852	5,517,375
		8,585,676
Industrial Conglomerates - 0.3%
3M Co	40,072	6,232,398
Machinery - 1.4%
Allison Transmission Holdings Inc	15,241	1,330,692
Cummins Inc	5,762	2,295,811
Deere & Co	30,324	14,514,280
Dover Corp	9,178	1,641,577
Parker-Hannifin Corp	6,741	5,118,778
Pentair PLC	2,408	258,932
Westinghouse Air Brake Technologies Corp	23,851	4,615,169
		29,775,239
Passenger Airlines - 0.1%
Delta Air Lines Inc	27,366	1,690,671
Professional Services - 0.0%
Paycom Software Inc	2,226	505,635
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	3,146	829,223
Ferguson Enterprises Inc	6,167	1,425,502
United Rentals Inc	2,119	2,026,484
		4,281,209
TOTAL INDUSTRIALS		134,634,988

Information Technology - 20.7%
Communications Equipment - 0.2%
Cisco Systems Inc	68,781	4,752,079
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	129,918	14,142,873
Flex Ltd (c)	19,735	1,058,191
Jabil Inc	8,193	1,678,172
		16,879,236
IT Services - 0.5%
IBM Corporation	24,939	6,072,397
Okta Inc Class A (c)	5,494	509,678
Snowflake Inc (c)	10,852	2,589,938
X.Ai Holdings Corp Class A (a)(g)	13,019	475,975
		9,647,988
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices Inc (c)	45,476	7,395,762
Analog Devices Inc	20,809	5,229,510
Broadcom Inc	122,680	36,483,805
KLA Corp	961	837,992
Marvell Technology Inc	87,383	5,493,332
Micron Technology Inc	21,639	2,575,257
NVIDIA Corp	749,253	130,504,889
		188,520,547
Software - 6.8%
Datadog Inc Class A (c)	16,811	2,297,727
Klaviyo Inc Class A (c)	37,239	1,208,033
Life360 Inc (c)	3,491	315,744
Microsoft Corp	220,982	111,969,371
Oracle Corp	56,540	12,785,390
Palantir Technologies Inc Class A (c)	29,775	4,666,040
Palo Alto Networks Inc (c)	9,985	1,902,342
Pegasystems Inc	19,448	1,054,276
Roper Technologies Inc	959	504,731
Servicenow Inc (c)	623	571,578
Synopsys Inc (c)	8,933	5,391,244
Zscaler Inc (c)	4,636	1,284,404
		143,950,880
Technology Hardware, Storage & Peripherals - 3.5%
Apple Inc	321,491	74,630,921
TOTAL INFORMATION TECHNOLOGY		438,381,651

Materials - 1.6%
Chemicals - 0.8%
CF Industries Holdings Inc	29,614	2,565,461
Corteva Inc	107,213	7,954,133
Ecolab Inc	1,530	423,871
Linde PLC	5,880	2,812,345
Sherwin-Williams Co/The	11,375	4,161,317
		17,917,127
Construction Materials - 0.3%
Martin Marietta Materials Inc	7,593	4,680,325
Vulcan Materials Co	2,550	742,458
		5,422,783
Containers & Packaging - 0.0%
Smurfit WestRock PLC	21,523	1,019,329
Metals & Mining - 0.4%
Freeport-McMoRan Inc	63,210	2,806,524
MP Materials Corp (c)(h)	15,272	1,086,450
Newmont Corp	51,698	3,846,331
		7,739,305
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	25,977	2,470,672
TOTAL MATERIALS		34,569,216

Real Estate - 1.3%
Health Care REITs - 0.5%
Ventas Inc	161,251	10,977,968
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (c)	95,070	8,015,352
Residential REITs - 0.0%
Camden Property Trust	6,679	747,914
Specialized REITs - 0.4%
American Tower Corp	20,400	4,158,540
Public Storage Operating Co	13,586	4,002,300
		8,160,840
TOTAL REAL ESTATE		27,902,074

Utilities - 0.9%
Electric Utilities - 0.6%
Constellation Energy Corp	2,686	827,234
Evergy Inc	6,080	433,261
Eversource Energy	10,402	666,456
Exelon Corp	114,297	4,992,493
NRG Energy Inc	45,050	6,557,478
		13,476,922
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	27,547	5,209,413
Multi-Utilities - 0.1%
Ameren Corp	7,810	779,282
Sempra	8,373	691,275
		1,470,557
TOTAL UTILITIES		20,156,892

TOTAL UNITED STATES		1,304,004,119
TOTAL COMMON STOCKS (Cost $930,350,325)		1,405,741,077

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (a)(g) (Cost $461,976)	11,300	461,944

Fixed-Income Funds - 34.0%
	Shares	Value ($)
Fidelity High Income Central Fund (i)	623,189	68,656,711
Fidelity Investment Grade Bond Central Fund (i)	6,615,234	655,172,751
TOTAL FIXED-INCOME FUNDS (Cost $732,552,097)		723,829,462

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.36	1,474,459	1,474,754
Fidelity Securities Lending Cash Central Fund (j)(k)	4.36	637,436	637,500
TOTAL MONEY MARKET FUNDS (Cost $2,112,254)			2,112,254

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,667,754,617)	2,134,363,830
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,257,521)
NET ASSETS - 100.0%	2,131,106,309

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Amazon.com Inc	Chicago Board Options Exchange	302	6,915,800	235.00	10/17/2025	(175,915)
Northern Trust Corp	Chicago Board Options Exchange	120	1,575,360	140.00	10/17/2025	(16,500)

						(192,415)
TOTAL WRITTEN OPTIONS						(192,415)

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,206,068 or 0.2% of net assets.

(b)	Affiliated Fund
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $425,644 or 0.0% of net assets.

(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $8,491,160.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Level 3 security
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	49,018

Anduril Industries Inc Class C	6/16/2025	41

Anduril Industries Inc Series G	4/17/2025	461,976

Fidelity Private Credit Company LLC	6/6/2022 - 8/4/2025	2,302,180

X.Ai Holdings Corp Class A	10/25/2022	469,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,739,324	374,423,880	387,688,450	594,981	-	-	1,474,754	1,474,459	0.0%
Fidelity High Income Central Fund	63,242,591	11,553,571	8,435,928	4,998,215	(97,977)	2,394,454	68,656,711	623,189	3.9%
Fidelity Investment Grade Bond Central Fund	535,762,501	208,205,741	85,323,977	27,310,060	(12,431,517)	8,960,003	655,172,751	6,615,234	1.6%
Fidelity Securities Lending Cash Central Fund	12,437,975	55,617,617	67,418,092	2,285	-	-	637,500	637,436	0.0%
Total	626,182,391	649,800,809	548,866,447	32,905,541	(12,529,494)	11,354,457	725,941,716

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	561,560	1,739,909	6,899	242,795	(225)	(51,037)	2,219,093	231,834
	561,560	1,739,909	6,899	242,795	(225)	(51,037)	2,219,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,219,093	-	2,219,093	-

Common Stocks
Communication Services	153,249,859	148,840,943	4,408,916	-
Consumer Discretionary	164,557,674	163,307,945	1,249,729	-
Consumer Staples	41,530,760	41,445,787	84,973	-
Energy	31,243,898	29,717,956	1,525,942	-
Financials	189,826,898	187,933,111	1,893,787	-
Health Care	115,116,098	115,116,098	-	-
Industrials	137,639,338	135,417,423	2,172,859	49,056
Information Technology	465,656,954	464,898,865	282,114	475,975
Materials	58,860,632	58,860,632	-	-
Real Estate	27,902,074	27,902,074	-	-
Utilities	20,156,892	20,156,892	-	-

Convertible Preferred Stocks
Industrials	461,944	-	-	461,944

Fixed-Income Funds	723,829,462	723,829,462	-	-

Money Market Funds	2,112,254	2,112,254	-	-
Total Investments in Securities:	2,134,363,830	2,119,539,442	13,837,413	986,975
Derivative Instruments:

Liabilities
Written Options	(192,415)	(192,415)	-	-
Total Liabilities	(192,415)	(192,415)	-	-
Total Derivative Instruments:	(192,415)	(192,415)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(192,415)
Total Equity Risk	-	(192,415)
Total Value of Derivatives	-	(192,415)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $604,690) - See accompanying schedule:
Unaffiliated issuers (cost $930,812,301)	$1,406,203,021
Fidelity Central Funds (cost $734,664,351)	725,941,716
Other affiliated issuers (cost $2,277,965)	2,219,093

Total Investment in Securities (cost $1,667,754,617)		$2,134,363,830
Foreign currency held at value (cost $1,831)		1,863
Receivable for fund shares sold		545,370
Dividends receivable		716,019
Distributions receivable from Fidelity Central Funds		30,589
Total assets		2,135,657,671
Liabilities
Payable to custodian bank	$479,945
Payable for investments purchased
Delayed delivery	22,160
Payable for fund shares redeemed	2,649,136
Accrued management fee	570,206
Written options, at value (premium received $148,424)	192,415
Collateral on securities loaned	637,500
Total liabilities		4,551,362
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,131,106,309
Net Assets consist of:
Paid in capital		$1,639,934,267
Total accumulated earnings (loss)		491,172,042
Net Assets		$2,131,106,309
Net Asset Value, offering price and redemption price per share ($2,131,106,309 ÷ 124,963,456 shares)		$17.05
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$13,164,054
Affiliated issuers		242,795
Income from Fidelity Central Funds (including $2,285 from security lending)		32,905,541
Total income		46,312,390
Expenses
Management fee	$6,559,944
Independent trustees' fees and expenses	7,755
Total expenses before reductions	6,567,699
Expense reductions	(7,075)
Total expenses after reductions		6,560,624
Net Investment income (loss)		39,751,766
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	39,398,100
Fidelity Central Funds	(12,529,494)
Other affiliated issuers	(225)
Foreign currency transactions	(1,315)
Written options	117,246
Total net realized gain (loss)		26,984,312
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	116,618,758
Fidelity Central Funds	11,354,457
Other affiliated issuers	(51,037)
Assets and liabilities in foreign currencies	(11)
Written options	(43,991)
Total change in net unrealized appreciation (depreciation)		127,878,176
Net gain (loss)		154,862,488
Net increase (decrease) in net assets resulting from operations		$194,614,254
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,751,766	$30,713,147
Net realized gain (loss)	26,984,312	60,029,427
Change in net unrealized appreciation (depreciation)	127,878,176	213,432,673
Net increase (decrease) in net assets resulting from operations	194,614,254	304,175,247
Distributions to shareholders	(76,025,926)	(28,826,667)

Share transactions
Proceeds from sales of shares	524,283,681	518,333,795
Reinvestment of distributions	76,025,926	28,826,667
Cost of shares redeemed	(442,903,789)	(351,261,336)

Net increase (decrease) in net assets resulting from share transactions	157,405,818	195,899,126
Total increase (decrease) in net assets	275,994,146	471,247,706

Net Assets
Beginning of period	1,855,112,163	1,383,864,457
End of period	$2,131,106,309	$1,855,112,163

Other Information
Shares
Sold	32,220,955	35,160,247
Issued in reinvestment of distributions	4,746,058	1,962,550
Redeemed	(27,376,316)	(24,170,805)
Net increase (decrease)	9,590,697	12,951,992

Financial Highlights
Fidelity® Puritan® K6 Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.08	$13.51	$12.29	$14.69	$12.36
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.24	.20	.16
Net realized and unrealized gain (loss)	1.26	2.56	1.22	(1.94)	2.36
Total from investment operations	1.57	2.84	1.46	(1.74)	2.52
Distributions from net investment income	(.30)	(.27)	(.24)	(.18)	(.14)
Distributions from net realized gain	(.31)	-	-	(.47)	(.05)
Total distributions	(.60) C	(.27)	(.24)	(.66) C	(.19)
Net asset value, end of period	$17.05	$16.08	$13.51	$12.29	$14.69
Total Return D	10.07%	21.22%	12.05%	(12.35)%	20.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions, if any	.32%	.32%	.32%	.32%	.31%
Net investment income (loss)	1.94%	1.94%	1.95%	1.46%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$2,131,106	$1,855,112	$1,383,864	$831,306	$650,542
Portfolio turnover rate G	64 % H	62% H	58% H	72% H	65% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Puritan K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Loans & Direct Debt Instruments Restricted Securities Futures	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2025 was 9.80%.
Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gain dividends, foreign currency transactions, options transactions, passive foreign investment companies (PFIC), partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$492,473,055
Gross unrealized depreciation	(34,333,599)
Net unrealized appreciation (depreciation)	$458,139,456
Tax Cost	$1,676,180,383

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,668,534
Undistributed long-term capital gain	$25,362,943
Net unrealized appreciation (depreciation) on securities and other investments	$458,140,563

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$37,708,444	$28,826,667
Long-term Capital Gains	38,317,482	-
Total	$76,025,926	$28,826,667

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Puritan K6 Fund	Fidelity Private Credit Company LLC	220,000	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan K6 Fund	1,295,720,765	1,348,578,347

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	11,775,207	191,460,025

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Puritan K6 Fund	14,165,377	209,233,207
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan K6 Fund	13,418

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan K6 Fund	31,634,803	23,666,564	504,524
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan K6 Fund	243	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2026. During the period, this waiver reduced the Fund's management fee by $5,525.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,550.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Puritan K6 Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $32,350,603, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,069,377 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 8%, 26%, 36%, and 36% of the dividends distributed in October, December, April, and July, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 9.08%, 29.98%, 39.69%, and 36.69% of the dividends distributed in October, December, April, and July, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.88%, 2.89%, 0.93%, and 0.93% of the dividends distributed in October, December, April, and July, respectively, during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Puritan K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9893909.106
PUR-K6-ANN-1025
Fidelity® Puritan® Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Puritan® Fund
Consolidated Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 0.1%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $59,846,602)	6,090,808	58,300,608

Common Stocks - 65.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (d)(e)	2,900,000	6,238,909
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Elsight Ltd (d)	3,750,000	4,138,714
TOTAL AUSTRALIA		10,377,623
BRAZIL - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (d)	35,071	86,727,427
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	783,423	78,676,011
TOTAL BRAZIL		165,403,438
CANADA - 1.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (d)	149,885	8,973,346
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Corp	433,878	12,024,172
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (d)	305,797	43,203,000
Materials - 1.0%
Chemicals - 0.2%
Nutrien Ltd (United States)	883,650	50,915,913
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States) (f)	694,725	100,158,503
Franco-Nevada Corp	772,921	145,669,453
		245,827,956
TOTAL MATERIALS		296,743,869

TOTAL CANADA		360,944,387
CHINA - 0.4%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Tencent Holdings Ltd	1,344,498	104,123,986
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	229,085	30,926,475
TOTAL CHINA		135,050,461
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (d)	956,905	37,625,505
FRANCE - 0.3%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
L'Oreal SA	10,418	4,864,019
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	253,650	77,213,084
Industrials - 0.0%
Construction & Engineering - 0.0%
Vinci SA	90,157	12,228,132
TOTAL FRANCE		94,305,235
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Auto1 Group SE (d)	502,200	16,979,437
Information Technology - 0.2%
Software - 0.2%
SAP SE ADR	223,158	60,734,682
TOTAL GERMANY		77,714,119
HONG KONG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	114,000	21,158,400
ITALY - 0.6%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA	1,175,754	135,928,354
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA	4,367,733	27,497,291
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	139,400	12,185,640
TOTAL ITALY		175,611,285
JAPAN - 0.0%
Industrials - 0.0%
Machinery - 0.0%
Japan Steel Works Ltd/The	120,000	7,214,078
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (d)	261,623	186,327,901
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	28,762	6,754,755
TOTAL NETHERLANDS		193,082,656
TAIWAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,191,951	275,185,727
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	542,528	18,439,297
Flutter Entertainment PLC (d)	213,100	65,457,927
		83,897,224
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (g)	7,254,400	24,708,718
Capital Markets - 0.0%
3i Group PLC	34,680	1,884,121
TOTAL FINANCIALS		26,592,839

Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	138,318	6,460,783
TOTAL UNITED KINGDOM		116,950,846
UNITED STATES - 60.2%
Communication Services - 7.2%
Entertainment - 1.7%
Live Nation Entertainment Inc (d)	543,470	90,482,320
LiveOne Inc (d)	5,563,905	3,060,148
Netflix Inc (d)	211,676	255,757,527
PodcastOne Inc (d)	315,549	498,567
ROBLOX Corp Class A (d)	257,954	32,138,489
Spotify Technology SA (d)	181,981	124,089,204
Walt Disney Co/The	231,928	27,455,637
		533,481,892
Interactive Media & Services - 5.4%
Alphabet Inc Class A	566,643	120,643,961
Alphabet Inc Class C	3,486,729	744,521,244
Meta Platforms Inc Class A	1,064,695	786,490,197
Reddit Inc Class A (d)	290,957	65,488,602
Reddit Inc Class B (d)	28,500	6,414,779
		1,723,558,783
Media - 0.1%
EchoStar Corp (b)	304,108	18,790,834
Magnite Inc (d)	151,253	3,925,015
		22,715,849
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	84,729	21,350,860
TOTAL COMMUNICATION SERVICES		2,301,107,384

Consumer Discretionary - 6.8%
Automobiles - 0.5%
Neutron Holdings Inc (b)(d)(g)	4,168,198	339,291
Tesla Inc (d)	498,986	166,596,456
		166,935,747
Broadline Retail - 2.9%
Amazon.com Inc (d)(h)	3,993,304	914,466,617
Hotels, Restaurants & Leisure - 0.7%
Booking Holdings Inc	6,099	34,148,606
Carnival Corp (d)	462,900	14,761,881
Cava Group Inc (d)	178,261	12,041,531
DraftKings Inc Class A (d)	8,481	406,917
Dutch Bros Inc Class A (d)	85,000	6,105,550
Hilton Worldwide Holdings Inc	115,808	31,969,956
Marriott International Inc/MD Class A1	9,746	2,610,564
Royal Caribbean Cruises Ltd	76,700	27,858,974
Starbucks Corp	758,740	66,913,281
Wyndham Hotels & Resorts Inc	287,055	24,861,834
		221,679,094
Household Durables - 0.9%
Blu Homes Inc (b)(d)(g)	14,988,638	4,646
DR Horton Inc	381,500	64,656,620
SharkNinja Inc (d)	644,381	75,366,802
Somnigroup International Inc	1,192,779	100,133,797
Toll Brothers Inc	231,780	32,217,420
		272,379,285
Specialty Retail - 1.5%
American Eagle Outfitters Inc	429,900	5,562,906
AutoZone Inc (d)	17,840	74,901,775
Group 1 Automotive Inc	16,435	7,638,659
Home Depot Inc/The	39,916	16,236,631
Lowe's Cos Inc	765,977	197,668,025
Revolve Group Inc Class A (d)	105,676	2,363,972
Ross Stores Inc	42,500	6,254,300
TJX Cos Inc/The	547,349	74,773,347
Williams-Sonoma Inc	403,100	75,859,389
		461,259,004
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	1,007,535	77,952,983
Ralph Lauren Corp Class A	29,875	8,870,784
Tory Burch LLC Class A (b)(d)(g)(i)	702,741	26,046,317
Tory Burch LLC Class B (b)(d)(g)(i)	324,840	13,032,581
		125,902,665
TOTAL CONSUMER DISCRETIONARY		2,162,622,412

Consumer Staples - 1.6%
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp	20,629	19,459,748
Dollar General Corp	319,263	34,723,044
Dollar Tree Inc (d)	323,905	35,360,709
Kroger Co/The	464,207	31,491,803
Performance Food Group Co (d)	151,767	15,389,174
Walmart Inc	538,897	52,262,231
		188,686,709
Personal Care Products - 0.3%
BellRing Brands Inc (d)	24,289	997,063
Estee Lauder Cos Inc/The Class A	951,370	87,269,171
		88,266,234
Tobacco - 0.7%
Philip Morris International Inc	1,413,134	236,177,085
TOTAL CONSUMER STAPLES		513,130,028

Energy - 1.1%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	4,575,311	207,719,120
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp (d)	1,129,236	36,045,213
Cheniere Energy Inc	80,943	19,573,636
EQT Corp	197,000	10,212,480
Exxon Mobil Corp	288,741	33,000,209
Range Resources Corp	980,628	33,606,122
Shell PLC	603,629	22,225,239
Shell PLC rights (d)(j)	902,629	323,141
		154,986,040
TOTAL ENERGY		362,705,160

Financials - 8.5%
Banks - 1.4%
Bank of America Corp	828,067	42,016,120
First Horizon Corp	2,477,585	55,993,421
JPMorgan Chase & Co	489,720	147,611,402
M&T Bank Corp	88,237	17,793,873
Wells Fargo & Co	2,019,448	165,958,237
		429,373,053
Capital Markets - 3.8%
Bank of New York Mellon Corp/The	1,489,036	157,242,202
Blackstone Inc	375,069	64,286,827
Cboe Global Markets Inc	758,002	178,850,572
Charles Schwab Corp/The	1,735,571	166,337,125
CME Group Inc Class A	148,629	39,611,115
Coinbase Global Inc Class A (d)	131,800	40,138,372
Goldman Sachs Group Inc/The	65,667	48,938,332
Intercontinental Exchange Inc	177,466	31,340,496
KKR & Co Inc Class A	460,137	64,184,510
Moody's Corp	56,751	28,929,390
Morgan Stanley	1,432,996	215,637,238
MSCI Inc	16,249	9,224,881
Northern Trust Corp (h)	371,031	48,708,950
State Street Corp	671,607	77,214,657
Tulco LLC (b)(d)(g)(i)	42,857	36,729,735
		1,207,374,402
Consumer Finance - 0.5%
Capital One Financial Corp	781,350	177,538,347
Financial Services - 2.0%
Apollo Global Management Inc	767,507	104,557,479
Mastercard Inc Class A	568,350	338,333,072
New Moda LLC (d)(g)	62,880	3,143
Visa Inc Class A	572,919	201,541,446
		644,435,140
Insurance - 0.8%
Arthur J Gallagher & Co	296,989	89,913,420
Chubb Ltd	372,244	102,393,157
Marsh & McLennan Cos Inc	284,871	58,629,300
		250,935,877
TOTAL FINANCIALS		2,709,656,819

Health Care - 4.8%
Biotechnology - 2.2%
Alnylam Pharmaceuticals Inc (d)	586,175	261,733,000
Blueprint Medicines Corp rights (d)(g)	18,034	0
Exact Sciences Corp (d)	462,803	21,946,118
Gilead Sciences Inc	1,863,271	210,493,726
Insmed Inc (d)	640,500	87,172,050
Legend Biotech Corp ADR (d)	1,417,682	49,236,096
Madrigal Pharmaceuticals Inc (d)	13,511	5,915,791
Nuvalent Inc Class A (d)	187,297	14,343,204
Scholar Rock Holding Corp (d)	115,211	3,761,639
Soleno Therapeutics Inc (d)	99,100	6,706,097
		661,307,721
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	286,156	37,961,455
Boston Scientific Corp (d)	1,559,682	164,546,451
Edwards Lifesciences Corp (d)	1,155,500	93,988,370
Insulet Corp (d)	393,928	133,888,249
Penumbra Inc (d)	19,191	5,232,233
Stryker Corp	40,060	15,679,885
		451,296,643
Health Care Providers & Services - 0.5%
CVS Health Corp	1,695,086	123,995,542
McKesson Corp	31,421	21,574,915
Molina Healthcare Inc (d)	93,621	16,929,485
		162,499,942
Health Care Technology - 0.1%
Veeva Systems Inc Class A (d)	164,211	44,205,601
Life Sciences Tools & Services - 0.1%
Bruker Corp	368,268	12,513,747
Thermo Fisher Scientific Inc	56,000	27,592,320
		40,106,067
Pharmaceuticals - 0.5%
Eli Lilly & Co	228,037	167,055,345
TOTAL HEALTH CARE		1,526,471,319

Industrials - 6.4%
Aerospace & Defense - 1.9%
Anduril Industries Inc Class B (b)(g)	18,391	751,824
Anduril Industries Inc Class C (b)(g)	9	368
Boeing Co (d)	1,277,849	299,885,603
BWX Technologies Inc	25,647	4,155,840
GE Aerospace	67,937	18,696,262
Howmet Aerospace Inc	537,765	93,624,887
Karman Holdings Inc (f)	44,366	2,369,588
Space Exploration Technologies Corp (b)(d)(g)	411,220	87,178,640
Space Exploration Technologies Corp Class C (b)(d)(g)	56,070	11,886,840
StandardAero Inc	250,166	6,626,897
TransDigm Group Inc	29,760	41,630,669
Woodward Inc	74,035	18,273,319
		585,080,737
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	71,585	9,212,990
Building Products - 0.9%
Carrier Global Corp	1,676,716	109,321,883
Trane Technologies PLC	430,136	178,764,522
		288,086,405
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (d)	269,402	3,141,227
Cintas Corp	105,565	22,171,817
GFL Environmental Inc Subordinate Voting Shares (United States) (f)	989,945	49,536,848
		74,849,892
Construction & Engineering - 0.5%
Dycom Industries Inc (d)	262,371	66,240,806
EMCOR Group Inc	89,059	55,216,580
Granite Construction Inc	241,600	26,032,400
		147,489,786
Electrical Equipment - 0.7%
Eaton Corp PLC	143,347	50,048,172
GE Vernova Inc	260,103	159,435,336
NEXTracker Inc Class A (d)	99,000	6,658,739
		216,142,247
Ground Transportation - 0.4%
Norfolk Southern Corp	161,087	45,101,138
Uber Technologies Inc (d)	841,511	78,891,657
		123,992,795
Industrial Conglomerates - 0.3%
3M Co	587,878	91,432,665
Machinery - 1.2%
Cummins Inc	84,017	33,475,733
Deere & Co	396,601	189,829,103
Dover Corp	87,689	15,684,055
Parker-Hannifin Corp	98,293	74,638,790
Pentair PLC	28,974	3,115,573
Westinghouse Air Brake Technologies Corp	347,413	67,224,416
		383,967,670
Passenger Airlines - 0.1%
Delta Air Lines Inc	490,100	30,278,378
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	46,189	12,174,496
Ferguson Enterprises Inc	90,479	20,914,221
United Rentals Inc	48,400	46,286,856
		79,375,573
TOTAL INDUSTRIALS		2,029,909,138

Information Technology - 20.2%
Communications Equipment - 0.1%
Cisco Systems Inc	605,467	41,831,715
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	1,868,121	203,363,652
Flex Ltd (d)	275,143	14,753,168
Jabil Inc	120,100	24,600,083
		242,716,903
IT Services - 0.5%
IBM Corporation	363,250	88,447,743
Snowflake Inc (d)	159,067	37,962,930
X.Ai Holdings Corp Class A (b)(g)	478,665	17,499,992
		143,910,665
Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices Inc (d)	666,418	108,379,559
Analog Devices Inc	463,573	116,500,531
Broadcom Inc	1,576,522	468,841,878
KLA Corp	14,000	12,207,999
Marvell Technology Inc	1,083,959	68,143,083
Micron Technology Inc	440,090	52,375,111
NVIDIA Corp	11,137,327	1,939,899,617
		2,766,347,778
Software - 6.6%
Applied Intuition Inc Class A (b)(d)(g)	38,409	5,158,329
Atom Tickets LLC (b)(d)(g)(i)	2,580,511	25
Datadog Inc Class A (d)	240,000	32,803,200
Klaviyo Inc Class A (d)	542,400	17,595,456
Life360 Inc (d)	50,900	4,603,651
Microsoft Corp	3,218,628	1,630,846,621
Oracle Corp	855,539	193,463,034
Palantir Technologies Inc Class A (d)	429,536	67,312,587
Palo Alto Networks Inc (d)	146,324	27,877,648
Pegasystems Inc	285,864	15,496,687
Synopsys Inc (d)	146,500	88,415,680
Zscaler Inc (d)	67,958	18,827,764
		2,102,400,682
Technology Hardware, Storage & Peripherals - 3.4%
Apple Inc	4,675,396	1,085,346,427
TOTAL INFORMATION TECHNOLOGY		6,382,554,170

Materials - 1.5%
Chemicals - 0.7%
Corteva Inc	1,550,283	115,015,496
Ecolab Inc	22,389	6,202,649
Linde PLC	86,276	41,264,948
Sherwin-Williams Co/The	163,674	59,876,859
		222,359,952
Construction Materials - 0.3%
Martin Marietta Materials Inc	131,870	81,284,668
Vulcan Materials Co	34,982	10,185,359
		91,470,027
Metals & Mining - 0.4%
Freeport-McMoRan Inc	904,168	40,145,059
MP Materials Corp (d)	222,700	15,842,878
Newmont Corp	845,935	62,937,564
		118,925,501
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	312,661	29,737,188
TOTAL MATERIALS		462,492,668

Real Estate - 1.3%
Health Care REITs - 0.5%
Ventas Inc	2,206,947	150,248,952
Real Estate Management & Development - 0.4%
Zillow Group Inc Class C (d)	1,393,504	117,486,322
Residential REITs - 0.0%
Camden Property Trust	99,453	11,136,747
Specialized REITs - 0.4%
American Tower Corp	297,929	60,732,827
Public Storage Operating Co	198,109	58,360,930
		119,093,757
TOTAL REAL ESTATE		397,965,778

Utilities - 0.8%
Electric Utilities - 0.6%
Constellation Energy Corp	37,300	11,487,654
Evergy Inc	89,000	6,342,140
Eversource Energy	152,271	9,756,003
Exelon Corp	1,285,760	56,161,997
NRG Energy Inc	656,938	95,623,895
		179,371,689
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	428,685	81,068,620
TOTAL UTILITIES		260,440,309

TOTAL UNITED STATES		19,109,055,185
TOTAL COMMON STOCKS (Cost $12,070,258,678)		20,779,678,945

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(g)	1,370,500	5,130,604
Neutron Holdings Inc 4% 6/12/2027 (b)(g)	354,000	1,325,234

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,724,500)		6,455,838

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(g)	145,676	36,877,879
UNITED STATES - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(g)	38,589,900	3,141,218
Neutron Holdings Inc Series 1D (b)(d)(g)	40,824,742	3,323,134
		6,464,352
Textiles, Apparel & Luxury Goods - 0.1%
Goop Intl Inc Series C (b)(d)(g)	1,881,874	14,960,898
Goop Intl Inc Series D (b)(d)(g)	342,241	2,720,816
		17,681,714
TOTAL CONSUMER DISCRETIONARY		24,146,066

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(d)(g)	8,512,822	10,492
Industrials - 0.4%
Aerospace & Defense - 0.4%
Anduril Industries Inc Series G (b)(g)	172,800	7,064,064
Space Exploration Technologies Corp Series H (b)(d)(g)	51,921	110,072,520
		117,136,584
Information Technology - 0.0%
Software - 0.0%
Applied Intuition Inc Series A2 (b)(d)(g)	49,998	6,714,732
Applied Intuition Inc Series B2 (b)(d)(g)	24,108	3,237,704
		9,952,436
TOTAL UNITED STATES		151,245,578
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $76,426,210)		188,123,457

Fixed-Income Funds - 33.8%
	Shares	Value ($)
Fidelity High Income Central Fund (k)	9,182,086	1,011,590,430
Fidelity Investment Grade Bond Central Fund (k)	98,127,473	9,718,544,889
TOTAL FIXED-INCOME FUNDS (Cost $11,464,722,645)		10,730,135,319

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.36	21,906,796	21,911,177
Fidelity Securities Lending Cash Central Fund (l)(m)	4.36	82,938,376	82,946,670
TOTAL MONEY MARKET FUNDS (Cost $104,857,546)			104,857,847

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $23,777,836,181)	31,867,552,014
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(76,712,702)
NET ASSETS - 100.0%	31,790,839,312

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Amazon.com Inc	Chicago Board Options Exchange	4,098	93,844,200	235.00	10/17/2025	(2,387,085)
Northern Trust Corp	Chicago Board Options Exchange	1,780	23,367,840	140.00	10/17/2025	(244,750)

						(2,631,835)
TOTAL WRITTEN OPTIONS						(2,631,835)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $470,299,325 or 1.5% of net assets.

(c)	Affiliated Fund
(d)	Non-income producing.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,238,909 or 0.0% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Level 3 security
(h)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $117,212,040.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	751,876

Anduril Industries Inc Class C	6/16/2025	368

Anduril Industries Inc Series G	4/17/2025	7,064,548

Applied Intuition Inc Class A	7/2/2024	2,292,821

Applied Intuition Inc Series A2	7/2/2024	2,984,626

Applied Intuition Inc Series B2	7/2/2024	1,439,125

Atom Tickets LLC	8/15/2017	14,999,994

Blu Homes Inc	5/21/2020	25,924

ByteDance Ltd Series E1	11/18/2020	15,962,328

EchoStar Corp	9/30/2024	8,527,188

Fidelity Private Credit Company LLC	6/6/2022 - 8/4/2025	60,482,632

Get Credit Healthy Inc Series B	8/17/2023	10,492

Goop Intl Inc Series C	12/15/2017	19,999,992

Goop Intl Inc Series D	6/21/2019	4,999,987

Neutron Holdings Inc	2/4/2021	41,686

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	1,370,500

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	354,000

Neutron Holdings Inc Series 1C	7/3/2018 - 1/25/2019	7,055,777

Neutron Holdings Inc Series 1D	7/3/2018 - 1/25/2019	9,900,000

Space Exploration Technologies Corp	9/11/2017	5,551,470

Space Exploration Technologies Corp Class C	9/11/2017	756,945

Space Exploration Technologies Corp Series H	8/4/2017	7,009,335

Tory Burch LLC Class A	5/14/2015	50,000,022

Tory Burch LLC Class B	12/31/2012	17,505,000

Tulco LLC	8/24/2017 - 12/14/2017	14,999,950

X.Ai Holdings Corp Class A	10/25/2022	17,243,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	174,345,150	5,271,646,978	5,424,080,951	7,726,936	21	(21)	21,911,177	21,906,796	0.0%
Fidelity High Income Central Fund	1,055,860,496	76,468,443	156,555,214	76,467,363	(1,623,082)	37,439,787	1,011,590,430	9,182,086	58.0%
Fidelity Investment Grade Bond Central Fund	9,109,051,079	916,917,682	245,663,573	416,913,928	(16,268,894)	(45,491,405)	9,718,544,889	98,127,473	23.4%
Fidelity Securities Lending Cash Central Fund	197,843,545	1,358,388,024	1,473,284,899	72,262	-	-	82,946,670	82,938,376	0.3%
Total	10,537,100,270	7,623,421,127	7,299,584,637	501,180,489	(17,891,955)	(8,051,639)	10,834,993,166

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	14,733,496	45,730,764	181,016	6,377,717	(5,893)	(1,340,713)	58,300,608	6,090,808
	14,733,496	45,730,764	181,016	6,377,717	(5,893)	(1,340,713)	58,300,608

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
LiveOne Inc	11,576,493	-	902,195	-	(3,527,234)	(4,086,916)	-	-
Total	11,576,493	-	902,195	-	(3,527,234)	(4,086,916)	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	58,300,608	-	58,300,608	-

Common Stocks
Communication Services	2,405,231,370	2,301,107,384	104,123,986	-
Consumer Discretionary	2,563,680,180	2,505,818,048	18,439,297	39,422,835
Consumer Staples	517,994,047	513,130,028	4,864,019	-
Energy	374,729,332	352,504,093	22,225,239	-
Financials	2,784,905,349	2,694,082,341	29,381,412	61,441,596
Health Care	1,790,012,304	1,790,012,304	-	-
Industrials	2,074,236,680	1,942,277,106	32,141,902	99,817,672
Information Technology	6,772,571,048	6,745,773,988	4,138,714	22,658,346
Materials	837,912,548	837,912,548	-	-
Real Estate	397,965,778	397,965,778	-	-
Utilities	260,440,309	260,440,309	-	-

Convertible Corporate Bonds
Consumer Discretionary	6,455,838	-	-	6,455,838

Convertible Preferred Stocks
Communication Services	36,877,879	-	-	36,877,879
Consumer Discretionary	24,146,066	-	-	24,146,066
Health Care	10,492	-	-	10,492
Industrials	117,136,584	-	-	117,136,584
Information Technology	9,952,436	-	-	9,952,436

Fixed-Income Funds	10,730,135,319	10,730,135,319	-	-

Money Market Funds	104,857,847	104,857,847	-	-
Total Investments in Securities:	31,867,552,014	31,176,017,093	273,615,177	417,919,744
Derivative Instruments:

Liabilities
Written Options	(2,631,835)	(2,631,835)	-	-
Total Liabilities	(2,631,835)	(2,631,835)	-	-
Total Derivative Instruments:	(2,631,835)	(2,631,835)	-	-
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2025 ($)
Common Stocks	159,191,249	-	63,259,930	32,042,175	(31,152,905)	-	-	-	223,340,449	65,979,297
Convertible Preferred Stocks	111,157,388	(3,822)	69,909,191	7,075,040	(14,340)	-	-	-	188,123,457	69,909,191
Convertible Corporate Bonds	2,734,540	-	3,721,298	-	-	-	-	-	6,455,838	3,721,298

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	-	(2,631,835)
Total Equity Risk	-	(2,631,835)
Total Value of Derivatives	-	(2,631,835)

(a)Gross value is presented in the Consolidated Statement of Assets and Liabilities in the written options, at value line-item.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $84,034,905) - See accompanying schedule:
Unaffiliated issuers (cost $12,148,409,388)	$20,974,258,240
Fidelity Central Funds (cost $11,569,580,191)	10,834,993,166
Other affiliated issuers (cost $59,846,602)	58,300,608

Total Investment in Securities (cost $23,777,836,181)		$31,867,552,014
Cash		3,749
Foreign currency held at value (cost $1,527,625)		1,544,921
Receivable for investments sold		141,521,954
Receivable for fund shares sold		10,640,016
Dividends receivable		11,151,347
Interest receivable		274,998
Distributions receivable from Fidelity Central Funds		248,603
Prepaid expenses		42,564
Other receivables		1,144,237
Total assets		32,034,124,403
Liabilities
Payable for investments purchased
Regular delivery	$130,980,555
Delayed delivery	323,141
Payable for fund shares redeemed	13,191,621
Accrued management fee	11,767,274
Written options, at value (premium received $2,045,611)	2,631,835
Other payables and accrued expenses	1,433,290
Collateral on securities loaned	82,957,375
Total liabilities		243,285,091
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$31,790,839,312
Net Assets consist of:
Paid in capital		$22,526,853,755
Total accumulated earnings (loss)		9,263,985,557
Net Assets		$31,790,839,312

Net Asset Value and Maximum Offering Price
Puritan :
Net Asset Value, offering price and redemption price per share ($28,826,532,517 ÷ 1,096,633,480 shares)		$26.29
Class K :
Net Asset Value, offering price and redemption price per share ($2,964,306,795 ÷ 112,876,277 shares)		$26.26
Consolidated Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$199,837,815
Affiliated issuers		6,377,717
Interest		79,853
Income from Fidelity Central Funds (including $72,262 from security lending)		501,180,489
Total income		707,475,874
Expenses
Management fee	$141,823,327
Custodian fees and expenses	357,263
Independent trustees' fees and expenses	121,321
Registration fees	259,142
Audit fees	170,298
Legal	44,237
Interest	2,315
Miscellaneous	118,194
Total expenses before reductions	142,896,097
Expense reductions	(273,828)
Total expenses after reductions		142,622,269
Net Investment income (loss)		564,853,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,722,286,277
Redemptions in-kind	74,630,545
Fidelity Central Funds	(17,891,955)
Other affiliated issuers	(3,533,127)
Foreign currency transactions	136,462
Written options	1,698,522
Total net realized gain (loss)		1,777,326,724
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	752,487,700
Fidelity Central Funds	(8,051,639)
Other affiliated issuers	(5,427,629)
Assets and liabilities in foreign currencies	65,204
Written options	(586,224)
Total change in net unrealized appreciation (depreciation)		738,487,412
Net gain (loss)		2,515,814,136
Net increase (decrease) in net assets resulting from operations		$3,080,667,741
Consolidated Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$564,853,605	$515,181,609
Net realized gain (loss)	1,777,326,724	2,705,245,889
Change in net unrealized appreciation (depreciation)	738,487,412	2,316,837,812
Net increase (decrease) in net assets resulting from operations	3,080,667,741	5,537,265,310
Distributions to shareholders	(3,363,518,480)	(1,495,864,824)

Share transactions - net increase (decrease)	624,316,322	(253,467,647)
Total increase (decrease) in net assets	341,465,583	3,787,932,839

Net Assets
Beginning of period	31,449,373,729	27,661,440,890
End of period	$31,790,839,312	$31,449,373,729

Consolidated Financial Highlights
Fidelity® Puritan® Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.55	$23.18	$22.76	$29.62	$25.87
Income from Investment Operations
Net investment income (loss) A,B	.45	.43	.38	.33	.25
Net realized and unrealized gain (loss)	2.11	4.21	1.98	(3.57)	4.79
Total from investment operations	2.56	4.64	2.36	(3.24)	5.04
Distributions from net investment income	(.44)	(.42)	(.35)	(.39) C	(.25)
Distributions from net realized gain	(2.37)	(.85)	(1.59)	(3.23) C	(1.04)
Total distributions	(2.82) D	(1.27)	(1.94)	(3.62)	(1.29)
Net asset value, end of period	$26.29	$26.55	$23.18	$22.76	$29.62
Total Return E	10.46%	21.09%	12.00%	(12.30)%	20.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46%	.49%	.51%	.50%	.51%
Expenses net of fee waivers, if any	.46%	.48%	.50%	.50%	.51%
Expenses net of all reductions, if any	.46%	.48%	.50%	.50%	.50%
Net investment income (loss)	1.80%	1.77%	1.76%	1.31%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$28,826,533	$28,064,604	$23,958,959	$23,519,208	$28,846,163
Portfolio turnover rate H	58 % I	55% I	52% I	62% I	58% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Puritan® Fund Class K

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.53	$23.16	$22.74	$29.60	$25.85
Income from Investment Operations
Net investment income (loss) A,B	.47	.45	.40	.35	.27
Net realized and unrealized gain (loss)	2.09	4.20	1.98	(3.57)	4.79
Total from investment operations	2.56	4.65	2.38	(3.22)	5.06
Distributions from net investment income	(.46)	(.44)	(.37)	(.41) C	(.27)
Distributions from net realized gain	(2.37)	(.85)	(1.59)	(3.23) C	(1.04)
Total distributions	(2.83)	(1.28) D	(1.96)	(3.64)	(1.31)
Net asset value, end of period	$26.26	$26.53	$23.16	$22.74	$29.60
Total Return E	10.49%	21.19%	12.10%	(12.24)%	20.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.39%	.40%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.39%	.40%	.42%	.42%	.43%
Expenses net of all reductions, if any	.39%	.40%	.42%	.42%	.43%
Net investment income (loss)	1.87%	1.86%	1.84%	1.39%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$2,964,307	$3,384,770	$3,702,482	$4,160,023	$5,659,377
Portfolio turnover rate H	58 % I	55% I	52% I	62% I	58% I

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Loans & Direct Debt Instruments Restricted Securities Futures	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Consolidated Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the six month period ended June 30, 2025 was 9.80%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$223,340,449	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4 - 41.3 / 35.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.0 - 35.8 / 26.3	Increase
			Enterprise value/Net income (EV/NI)	16.5	Increase
		Market approach	Transaction price	$0.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	80.0%	Increase
			Discount rate	4.1%	Increase
			Term	1.0	Increase
Convertible Corporate Bonds	$6,455,838	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.4	Increase
Convertible Preferred Stocks	$188,123,457	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.3 - 19.5 / 5.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.8	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Puritan Fund	$1,143,273

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, options transactions, passive foreign investment companies (PFIC), partnerships, redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,091,571,292
Gross unrealized depreciation	(1,049,439,097)
Net unrealized appreciation (depreciation)	$8,042,132,195
Tax Cost	$23,822,787,984

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$110,361,506
Undistributed long-term capital gain	$1,111,434,596
Net unrealized appreciation (depreciation) on securities and other investments	$8,042,189,456

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$545,091,076	$498,367,518
Long-term Capital Gains	2,818,427,404	997,497,306
Total	$3,363,518,480	$1,495,864,824

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Consolidated Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Consolidated Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Puritan Fund	Canva, Inc. Class A	8,889,156	-
Fidelity Puritan Fund	Fidelity Private Credit Company LLC	5,780,002	-

Consolidated Subsidiaries. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Puritan Fund	75,808,658.24

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Puritan Fund	17,974,686,518	19,800,370,826

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realize gain or loss on Investments($)	Total Proceeds ($)
Fidelity Puritan Fund	7,204,781	4,006,646	70,623,899	74,630,545	191,460,025

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Puritan Fund	8,594,574	78,840,084	209,233,207
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Puritan	.47
Class K	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Puritan	.46
Class K	.39

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Puritan Fund	352,080

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Puritan Fund	Borrower	18,062,000	4.62%	2,315

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Puritan Fund	741,201,664	1,255,807,812	232,214,114
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Puritan Fund	44,328
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Puritan Fund	7,729	341	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until December 31, 2026. During the period, this waiver reduced the Fund's management fee by $267,593.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $6,235.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Puritan Fund
Distributions to shareholders
Puritan	$3,021,164,767	$1,308,894,132
Class K	342,353,713	186,970,692
Total	$3,363,518,480	$1,495,864,824
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025	Year ended August 31, 2024	Year ended August 31, 2025	Year ended August 31, 2024
Fidelity Puritan Fund
Puritan
Shares sold	99,355,294	98,089,480	$2,512,212,440	$2,419,509,737
Reinvestment of distributions	112,943,922	54,279,820	2,817,707,494	1,218,633,828
Shares redeemed	(172,672,011)	(128,828,129)	(4,325,077,549)	(3,108,734,149)
Net increase (decrease)	39,627,205	23,541,171	$1,004,842,385	$529,409,416
Class K
Shares sold	16,237,143	16,895,576	$408,167,345	$409,217,558
Reinvestment of distributions	13,732,699	8,349,257	342,340,336	186,960,304
Shares redeemed	(44,689,024)	(57,504,224)	(1,131,033,744)	(1,379,054,925)
Net increase (decrease)	(14,719,182)	(32,259,391)	$(380,526,063)	$(782,877,063)
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Puritan Fund and its subsidiaries (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related consolidated statement of operations for the year ended August 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $1,731,470,796, or, if subsequently determined to be different, the net capital gain of such year.

A total of 24.28% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $319,179,029 of distributions paid in the calendar year in 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $313,425,103 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Puritan designates 9%, 28%, 38%, and 38% and Class K designates 9%, 27%, 36%, and 36% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Puritan designates 10.07%, 32.80%, 41.11%, and 41.10% and Class K designates 9.82%, 31.68%, 39.56%, and 39.69% of dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Puritan designates 0.96%, 3.11%, 2.87% and 2.86%, Class K designates 0.93%, 3.00%, 2.76% and 2.77% of the dividends distributed in October, December, April and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Puritan Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies,
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.536193.129
PUR-ANN-1025
Fidelity® Balanced K6 Fund

Annual Report
August 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Balanced K6 Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Common Stocks - 63.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	18,015	1,432,733
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	26,270	6,142,045
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	6,513	654,035
CANADA - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	24,576	1,556,322
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	14,271	723,344
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (c)	394,892	1,730,986
Cameco Corp (United States)	7,659	592,730
Imperial Oil Ltd (b)	47,604	4,319,664
MEG Energy Corp	134,207	2,760,657
Meren Energy Inc	313,189	405,924
South Bow Corp	22,736	630,089
		10,440,050
Financials - 0.1%
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	1,817	3,128,095
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	6,720	387,206
TOTAL CANADA		16,235,017
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (c)	3,189	975,993
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	11,287	443,805
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	33,956	3,051,449
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	5,447	544,700
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	610,155	2,242,359
Piraeus Financial Holdings SA	201,087	1,556,215

TOTAL GREECE		3,798,574
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar	111,604	1,205,877
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	168,907	1,371,374
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	322	83,710
TOTAL IRELAND		1,455,084
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	8,879	394,228
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	31,280	5,968,381
NETHERLANDS - 0.4%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	5,563	3,961,969
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	21,711	5,098,828
TOTAL NETHERLANDS		9,060,797
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	26,412	512,930
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (d)(e)	3,342	118,819
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	272,475	2,602,148
TOTAL SPAIN		2,720,967
TAIWAN - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Chroma ATE Inc	47,000	890,294
Delta Electronics Inc	112,000	2,580,230
		3,470,524
Semiconductors & Semiconductor Equipment - 0.7%
Jentech Precision Industrial Co Ltd	16,000	1,084,147
Taiwan Semiconductor Manufacturing Co Ltd	148,737	5,570,411
Taiwan Semiconductor Manufacturing Co Ltd ADR	28,269	6,526,464
		13,181,022
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	15,000	489,670
TOTAL TAIWAN		17,141,216
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(f)	2	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	14,183	393,349
Tobacco - 0.1%
British American Tobacco PLC ADR	28,914	1,644,918
TOTAL CONSUMER STAPLES		2,038,267

Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (g)	182,820	622,691
Capital Markets - 0.1%
London Stock Exchange Group PLC	9,234	1,144,398
Insurance - 0.1%
Hiscox Ltd	89,795	1,583,838
TOTAL FINANCIALS		3,350,927

TOTAL UNITED KINGDOM		5,389,194
UNITED STATES - 60.1%
Communication Services - 6.8%
Entertainment - 1.1%
Electronic Arts Inc	3,367	578,955
Liberty Media Corp-Liberty Formula One Class C (c)	6,229	622,277
Live Nation Entertainment Inc (c)	6,518	1,085,182
Netflix Inc (c)	7,121	8,603,948
ROBLOX Corp Class A (c)	18,989	2,365,840
Roku Inc Class A (c)	12,310	1,188,654
Take-Two Interactive Software Inc (c)	9,554	2,228,662
Walt Disney Co/The	45,688	5,408,545
Warner Bros Discovery Inc (c)	104,366	1,214,820
		23,296,883
Interactive Media & Services - 5.5%
Alphabet Inc Class A	347,635	74,014,968
Epic Games Inc (c)(f)(g)	182	127,506
Meta Platforms Inc Class A	54,497	40,256,934
Reddit Inc Class A (c)	7,087	1,595,142
		115,994,550
Media - 0.2%
Charter Communications Inc Class A (c)	3,556	944,402
Magnite Inc (c)	86,120	2,234,814
		3,179,216
TOTAL COMMUNICATION SERVICES		142,470,649

Consumer Discretionary - 6.6%
Automobiles - 0.9%
Tesla Inc (c)	57,566	19,219,560
Broadline Retail - 3.1%
Amazon.com Inc (c)	277,734	63,601,087
Etsy Inc (c)	8,741	463,360
Macy's Inc	28,682	379,463
		64,443,910
Distributors - 0.0%
LKQ Corp	23,649	771,430
Diversified Consumer Services - 0.0%
Service Corp International/US	18,616	1,475,318
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	18,586	2,426,031
Booking Holdings Inc	346	1,937,271
Caesars Entertainment Inc (c)	20,176	540,112
Chipotle Mexican Grill Inc (c)	26,040	1,097,326
Churchill Downs Inc	15,215	1,578,252
Domino's Pizza Inc	3,063	1,403,773
DraftKings Inc Class A (c)	46,186	2,216,004
Dutch Bros Inc Class A (c)	10,330	742,004
Marriott International Inc/MD Class A1	15,114	4,048,436
McDonald's Corp	2,536	795,137
Starbucks Corp	9,063	799,266
Wyndham Hotels & Resorts Inc	11,807	1,022,604
Yum! Brands Inc	15,497	2,277,594
		20,883,810
Household Durables - 0.2%
PulteGroup Inc	18,047	2,382,565
Somnigroup International Inc	11,948	1,003,035
		3,385,600
Specialty Retail - 1.1%
Dick's Sporting Goods Inc	4,017	854,818
Floor & Decor Holdings Inc Class A (c)	11,092	908,657
Home Depot Inc/The	11,857	4,823,072
Lowe's Cos Inc	43,454	11,213,739
Ross Stores Inc	28,885	4,250,717
TJX Cos Inc/The	5,517	753,676
		22,804,679
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	45,435	3,515,306
PVH Corp	19,496	1,643,903
Tapestry Inc	13,797	1,404,810
		6,564,019
TOTAL CONSUMER DISCRETIONARY		139,548,326

Consumer Staples - 3.1%
Beverages - 0.9%
Brown-Forman Corp Class B	5,101	152,724
Coca-Cola Co/The	145,414	10,032,113
Constellation Brands Inc Class A	8,476	1,372,603
Keurig Dr Pepper Inc	117,800	3,426,802
Monster Beverage Corp (c)	16,679	1,040,936
PepsiCo Inc	25,771	3,830,859
		19,856,037
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	10,322	9,736,949
Kroger Co/The	21,037	1,427,149
Target Corp	20,570	1,974,309
Walmart Inc	102,862	9,975,557
		23,113,964
Food Products - 0.2%
Archer-Daniels-Midland Co	10,719	671,438
Bunge Global SA	12,173	1,025,210
JM Smucker Co	7,613	841,313
Lamb Weston Holdings Inc	7,844	451,265
Mondelez International Inc	31,947	1,962,824
		4,952,050
Household Products - 0.5%
Clorox Co/The	996	117,727
Procter & Gamble Co/The	68,216	10,712,641
Reynolds Consumer Products Inc	15,618	362,494
		11,192,862
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	7,961	730,263
Kenvue Inc	61,255	1,268,591
		1,998,854
Tobacco - 0.2%
Philip Morris International Inc	27,342	4,569,668
TOTAL CONSUMER STAPLES		65,683,435

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp	18,023	2,894,494
ConocoPhillips	35,965	3,559,456
Expand Energy Corp	8,184	792,048
Exxon Mobil Corp	132,306	15,121,253
Marathon Petroleum Corp	8,890	1,597,622
Shell PLC ADR	48,540	3,586,135
Valero Energy Corp	20,740	3,152,687
		30,703,695
Financials - 7.9%
Banks - 3.0%
Bancorp Inc/The (c)	8,498	647,888
Bank of America Corp	305,297	15,490,771
Citigroup Inc	75,520	7,292,966
Comerica Inc	26,555	1,874,252
First Horizon Corp	64,465	1,456,909
JPMorgan Chase & Co	19,605	5,909,339
KeyCorp	76,493	1,480,904
M&T Bank Corp	10,532	2,123,883
Pathward Financial Inc	10,852	862,408
Synovus Financial Corp	23,992	1,238,227
Truist Financial Corp	64,670	3,027,849
UMB Financial Corp	7,540	919,126
US Bancorp	147,348	7,195,003
Wells Fargo & Co	152,970	12,571,075
		62,090,600
Capital Markets - 1.8%
Bank of New York Mellon Corp/The	35,095	3,706,032
Blackrock Inc	6,872	7,745,706
Cboe Global Markets Inc	8,726	2,058,900
Charles Schwab Corp/The	87,192	8,356,482
DigitalBridge Group Inc Class A	25,166	287,144
Intercontinental Exchange Inc	28,291	4,996,191
MarketAxess Holdings Inc	16,616	3,054,685
Northern Trust Corp	18,755	2,462,156
State Street Corp	20,552	2,362,863
Tradeweb Markets Inc Class A	5,542	683,661
Virtu Financial Inc Class A	38,050	1,595,056
		37,308,876
Consumer Finance - 0.0%
SLM Corp	44,760	1,400,093
Financial Services - 1.5%
Affirm Holdings Inc Class A (c)	16,459	1,455,963
Apollo Global Management Inc	19,878	2,707,980
Berkshire Hathaway Inc Class A (c)	4	3,021,120
Block Inc Class A (c)	6,442	513,040
Fiserv Inc (c)	7,710	1,065,368
Mastercard Inc Class A	32,252	19,199,293
PayPal Holdings Inc (c)	16,141	1,132,937
UWM Holdings Corp Class A	196,741	1,121,424
Voya Financial Inc	19,478	1,462,603
		31,679,728
Insurance - 1.6%
American Financial Group Inc/OH	14,064	1,910,735
Arthur J Gallagher & Co	12,912	3,909,108
Baldwin Insurance Group Inc/The Class A (c)	16,738	530,092
Brighthouse Financial Inc (c)	16,403	775,206
Chubb Ltd	28,874	7,942,371
Hartford Insurance Group Inc/The	36,058	4,770,834
Marsh & McLennan Cos Inc	24,683	5,080,008
Travelers Companies Inc/The	16,840	4,572,228
Unum Group	14,589	1,019,188
Willis Towers Watson PLC	8,015	2,619,222
		33,128,992
TOTAL FINANCIALS		165,608,289

Health Care - 5.3%
Biotechnology - 1.4%
AbbVie Inc	60,300	12,687,120
Alnylam Pharmaceuticals Inc (c)	10,821	4,831,685
BioMarin Pharmaceutical Inc (c)	12,430	724,296
Cogent Biosciences Inc (c)	30,438	367,691
Exact Sciences Corp (c)	8,290	393,112
Gilead Sciences Inc	76,195	8,607,749
Insmed Inc (c)	6,047	822,997
Nuvalent Inc Class A (c)	9,089	696,036
Soleno Therapeutics Inc (c)	7,873	532,766
Ultragenyx Pharmaceutical Inc (c)	8,688	260,292
		29,923,744
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	36,741	4,874,061
Boston Scientific Corp (c)	102,317	10,794,445
Edwards Lifesciences Corp (c)	41,719	3,393,423
Insulet Corp (c)	9,531	3,239,396
Intuitive Surgical Inc (c)	7,048	3,335,783
Masimo Corp (c)	10,564	1,475,896
Penumbra Inc (c)	9,017	2,458,395
Shoulder Innovations Inc	17,848	264,507
Stryker Corp	14,526	5,685,622
		35,521,528
Health Care Providers & Services - 0.9%
Cencora Inc	17,624	5,139,335
CVS Health Corp	52,854	3,866,270
HealthEquity Inc (c)	6,841	611,106
Humana Inc	11,522	3,498,771
Tenet Healthcare Corp (c)	19,788	3,647,522
UnitedHealth Group Inc	7,162	2,219,289
		18,982,293
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	8,299	2,234,090
Life Sciences Tools & Services - 0.4%
Danaher Corp	30,159	6,207,325
IQVIA Holdings Inc (c)	10,599	2,022,395
		8,229,720
Pharmaceuticals - 0.8%
Elanco Animal Health Inc (c)	105,259	1,931,503
Eli Lilly & Co	16,833	12,331,519
Pfizer Inc	90,388	2,238,007
		16,501,029
TOTAL HEALTH CARE		111,392,404

Industrials - 5.4%
Aerospace & Defense - 1.8%
Boeing Co (c)	31,093	7,296,905
GE Aerospace	42,277	11,634,630
Howmet Aerospace Inc	28,569	4,973,863
Lockheed Martin Corp	8,415	3,834,126
Northrop Grumman Corp	5,247	3,095,940
RTX Corp	12,558	1,991,699
Space Exploration Technologies Corp (c)(f)(g)	2,026	429,512
Space Exploration Technologies Corp Class C (c)(f)(g)	574	121,688
TransDigm Group Inc	3,161	4,421,860
		37,800,223
Building Products - 0.5%
Trane Technologies PLC	23,466	9,752,470
Commercial Services & Supplies - 0.3%
Cintas Corp	12,788	2,685,864
Republic Services Inc	11,096	2,596,131
		5,281,995
Construction & Engineering - 0.2%
Quanta Services Inc	8,901	3,364,222
Electrical Equipment - 0.8%
AMETEK Inc	25,442	4,701,682
Eaton Corp PLC	11,483	4,009,174
GE Vernova Inc	13,844	8,485,957
		17,196,813
Ground Transportation - 0.5%
CSX Corp	55,480	1,803,655
Old Dominion Freight Line Inc	13,764	2,077,951
Uber Technologies Inc (c)	59,350	5,564,063
Union Pacific Corp	5,976	1,336,054
		10,781,723
Machinery - 1.1%
Cummins Inc	10,111	4,028,627
Deere & Co	5,361	2,565,989
Dover Corp	15,291	2,734,948
Ingersoll Rand Inc	33,702	2,676,950
Parker-Hannifin Corp	10,616	8,061,260
Westinghouse Air Brake Technologies Corp	11,895	2,301,682
		22,369,456
Professional Services - 0.0%
Verisk Analytics Inc	8,845	2,371,521
Trading Companies & Distributors - 0.2%
Fastenal Co	46,759	2,322,052
United Rentals Inc	1,530	1,463,200
		3,785,252
TOTAL INDUSTRIALS		112,703,675

Information Technology - 19.7%
Communications Equipment - 1.0%
Arista Networks Inc	55,702	7,606,108
Cisco Systems Inc	182,348	12,598,423
Motorola Solutions Inc	3,325	1,570,930
		21,775,461
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	28,280	3,078,561
IT Services - 0.0%
Gartner Inc (c)	3,279	823,652
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices Inc (c)	1,526	248,173
Analog Devices Inc	24,299	6,106,582
Astera Labs Inc (c)	687	125,171
Broadcom Inc	108,496	32,265,625
First Solar Inc (c)	1,689	329,676
Marvell Technology Inc	56,675	3,562,874
Micron Technology Inc	78,654	9,360,613
NVIDIA Corp	694,565	120,979,332
		172,978,046
Software - 6.0%
BitMine Immersion Technologies Inc (c)	9,985	435,546
Cadence Design Systems Inc (c)	13,503	4,731,856
Datadog Inc Class A (c)	21,214	2,899,530
Figma Inc Class A	2,213	155,530
HubSpot Inc (c)	353	170,559
Microsoft Corp	212,013	107,424,868
OpenAI Global LLC rights (c)(f)(g)	113,208	233,208
OpenAI Global LLC rights (c)(f)(g)	23,700	32,469
Oracle Corp	10,793	2,440,621
Palantir Technologies Inc Class A (c)	20,934	3,280,567
Servicenow Inc (c)	294	269,733
Stripe Inc Class B (c)(f)(g)	1,800	63,900
Synopsys Inc (c)	2,222	1,341,021
		123,479,408
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	392,124	91,027,665
TOTAL INFORMATION TECHNOLOGY		413,162,793

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	5,480	1,611,723
Axalta Coating Systems Ltd (c)	12,922	403,942
Balchem Corp	2,654	430,187
Chemours Co/The	12,797	197,074
Corteva Inc	20,874	1,548,642
Ecolab Inc	9,786	2,711,113
Element Solutions Inc	15,059	387,317
Linde PLC	11,822	5,654,344
LyondellBasell Industries NV Class A1	13,230	745,511
Mosaic Co/The	41,870	1,398,458
Olin Corp	8,333	197,159
Sherwin-Williams Co/The	2,793	1,021,763
		16,307,233
Construction Materials - 0.0%
Martin Marietta Materials Inc	2,291	1,412,171
Containers & Packaging - 0.1%
AptarGroup Inc	2,686	374,079
International Paper Co	22,473	1,116,459
		1,490,538
Metals & Mining - 0.2%
Freeport-McMoRan Inc	29,933	1,329,025
Newmont Corp	21,129	1,571,998
Nucor Corp	8,430	1,253,794
		4,154,817
TOTAL MATERIALS		23,364,759

Real Estate - 1.3%
Health Care REITs - 0.2%
CareTrust REIT Inc	6,533	224,801
Ventas Inc	15,568	1,059,869
Welltower Inc	18,128	3,050,580
		4,335,250
Industrial REITs - 0.1%
Americold Realty Trust Inc	11,778	170,074
Prologis Inc	13,097	1,490,177
Terreno Realty Corp	12,427	717,908
		2,378,159
Office REITs - 0.1%
COPT Defense Properties	17,792	512,054
Kilroy Realty Corp	15,234	633,582
Vornado Realty Trust	12,267	466,514
		1,612,150
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	10,914	1,769,378
CoStar Group Inc (c)	7,490	670,280
		2,439,658
Residential REITs - 0.1%
Camden Property Trust	7,491	838,842
Invitation Homes Inc	40,615	1,270,844
Sun Communities Inc	4,252	539,451
		2,649,137
Retail REITs - 0.1%
Curbline Properties Corp	20,577	463,599
Macerich Co/The	42,257	777,529
NNN REIT Inc	11,709	502,433
Tanger Inc	17,031	582,120
		2,325,681
Specialized REITs - 0.6%
American Tower Corp	16,801	3,424,884
CubeSmart	13,422	549,228
Digital Realty Trust Inc	8,822	1,478,920
Equinix Inc	2,657	2,088,907
Extra Space Storage Inc	401	57,575
Four Corners Property Trust Inc	11,125	288,026
Iron Mountain Inc	12,464	1,150,801
Public Storage Operating Co	4,447	1,310,042
SBA Communications Corp Class A	1,303	266,920
		10,615,303
TOTAL REAL ESTATE		26,355,338

Utilities - 1.4%
Electric Utilities - 1.0%
Alliant Energy Corp	4,048	263,403
Constellation Energy Corp	9,453	2,911,335
Duke Energy Corp	23,210	2,842,993
Entergy Corp	18,431	1,623,587
Evergy Inc	15,523	1,106,169
Exelon Corp	41,981	1,833,730
NextEra Energy Inc	57,660	4,154,403
NRG Energy Inc	9,161	1,333,475
PG&E Corp	74,449	1,137,581
PPL Corp	34,910	1,273,168
Southern Co/The	9,156	845,099
TXNM Energy Inc	1,412	79,975
Xcel Energy Inc	19,067	1,380,260
		20,785,178
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	10,650	144,201
Talen Energy Corp (c)	522	197,796
Vistra Corp	11,781	2,227,905
		2,569,902
Multi-Utilities - 0.3%
Ameren Corp	13,560	1,353,017
CenterPoint Energy Inc	34,768	1,311,101
NiSource Inc	23,875	1,009,196
Sempra	26,799	2,212,526
		5,885,840
TOTAL UTILITIES		29,240,920

TOTAL UNITED STATES		1,260,234,283
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	54,133	948,761
TOTAL COMMON STOCKS (Cost $797,021,927)		1,338,310,069

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (c)(f)(g)	1,863	471,618
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(f)(g)	957	213,507
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(f)(g)	6,632	8,555
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (f)(g)	1,516	128,754
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (f)(g)	2,024	850
ABL Space Systems Co Series A9 (f)(g)	1,315	552
		1,402
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(f)(g)	731	83,678
TOTAL INDUSTRIALS		85,080

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(f)(g)	6,103	66,034
IT Services - 0.0%
Gupshup Inc (c)(f)(g)	3,298	15,039
Software - 0.1%
Algolia Inc Series D (c)(f)(g)	3,612	64,980
Anthropic PBC Series F (f)(g)	2,200	310,134
Databricks Inc Series G (c)(f)(g)	444	63,488
Databricks Inc Series H (c)(f)(g)	2,574	368,056
Skyryse Inc Series B (c)(f)(g)	7,300	192,136
Stripe Inc Series H (c)(f)(g)	2,037	72,314
		1,071,108
TOTAL INFORMATION TECHNOLOGY		1,152,181

TOTAL UNITED STATES		1,366,015
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,940,464)		2,059,695

Fixed-Income Funds - 35.0%
	Shares	Value ($)
Fidelity High Income Central Fund (h)	0	2
Fidelity Investment Grade Bond Central Fund (h)	7,416,744	734,554,332
TOTAL FIXED-INCOME FUNDS (Cost $756,675,903)		734,554,334

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(g) (Cost $217,133)	12,063	98,796

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025 (j)	4.13	300,000	297,065
US Treasury Bills 0% 9/4/2025 (j)	4.29	710,000	709,833
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,006,755)			1,006,898

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.36	22,758,828	22,763,380
Fidelity Securities Lending Cash Central Fund (k)(l)	4.36	4,466,988	4,467,435
TOTAL MONEY MARKET FUNDS (Cost $27,230,815)			27,230,815

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,584,092,997)	2,103,260,607
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(4,184,308)
NET ASSETS - 100.0%	2,099,076,299

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	46	9/19/2025	14,887,325	298,839	298,839

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $118,819 or 0.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,819 or 0.0% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,067,978 or 0.1% of net assets.

(g)	Level 3 security
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,006,898.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	80,344

ABL Space Systems Co Series A9	10/22/2021	79,963

Algolia Inc Series D	7/23/2021	105,633

Anthropic PBC Series F	8/18/2025	310,129

Astranis Space Technologies Corp Series C	3/19/2021	133,783

Beta Technologies Inc Series A	4/9/2021	53,560

Bolt Technology OU Series E	1/3/2022	248,625

ByteDance Ltd Series E1	11/18/2020	204,137

Cazoo Group Ltd	3/28/2021	46,072

Databricks Inc Series G	2/1/2021	26,250

Databricks Inc Series H	8/31/2021	189,148

Epic Games Inc	3/29/2021	161,070

Gupshup Inc	6/8/2021	75,409

OpenAI Global LLC rights	8/4/2025	23,700

OpenAI Global LLC rights	9/30/2024	113,208

Skyryse Inc Series B	10/21/2021	180,164

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	88,808

Space Exploration Technologies Corp Class C	12/9/2024	106,190

Stripe Inc Class B	5/18/2021	72,231

Stripe Inc Series H	3/15/2021 - 5/25/2023	81,735

Waymo LLC Series C2	10/18/2024	118,553

Xsight Labs Ltd Series D	2/16/2021	53,029

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	23,493,453	561,982,596	562,712,669	1,376,491	-	-	22,763,380	22,758,828	0.0%
Fidelity High Income Central Fund	-	2	-	-	-	-	2	-	0.0%
Fidelity Investment Grade Bond Central Fund	674,556,069	181,409,940	117,222,010	32,332,796	(14,198,143)	10,008,476	734,554,332	7,416,744	1.8%
Fidelity Securities Lending Cash Central Fund	2,403,450	44,119,286	42,055,301	6,075	-	-	4,467,435	4,466,988	0.0%
Total	700,452,972	787,511,824	721,989,980	33,715,362	(14,198,143)	10,008,476	761,785,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	142,589,468	142,461,962	-	127,506
Consumer Discretionary	142,981,186	142,981,186	-	-
Consumer Staples	68,445,046	68,051,697	393,349	-
Energy	41,656,675	41,656,675	-	-
Financials	184,510,961	172,085,824	11,802,446	622,691
Health Care	123,017,111	123,017,111	-	-
Industrials	112,703,675	112,152,475	-	551,200
Information Technology	441,454,928	424,542,218	16,583,133	329,577
Materials	25,354,761	25,354,761	-	-
Real Estate	26,355,338	26,355,338	-	-
Utilities	29,240,920	29,240,920	-	-

Convertible Preferred Stocks
Communication Services	471,618	-	-	471,618
Consumer Discretionary	128,754	-	-	128,754
Industrials	85,080	-	-	85,080
Information Technology	1,374,243	-	-	1,374,243

Fixed-Income Funds	734,554,334	734,554,334	-	-

Non-Convertible Preferred Stocks
Industrials	98,796	-	-	98,796

U.S. Treasury Obligations	1,006,898	-	1,006,898	-

Money Market Funds	27,230,815	27,230,815	-	-
Total Investments in Securities:	2,103,260,607	2,069,685,316	29,785,826	3,789,465
Derivative Instruments:

Assets
Futures Contracts	298,839	298,839	-	-
Total Assets	298,839	298,839	-	-
Total Derivative Instruments:	298,839	298,839	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	298,839	-
Total Equity Risk	298,839	-
Total Value of Derivatives	298,839	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $4,275,175) - See accompanying schedule:
Unaffiliated issuers (cost $800,186,279)	$1,341,475,458
Fidelity Central Funds (cost $783,906,718)	761,785,149

Total Investment in Securities (cost $1,584,092,997)		$2,103,260,607
Cash		117,130
Foreign currency held at value (cost $2,553)		2,708
Receivable for investments sold		357,262
Receivable for fund shares sold		1,136,414
Dividends receivable		1,109,193
Distributions receivable from Fidelity Central Funds		80,585
Other receivables		4,757
Total assets		2,106,068,656
Liabilities
Payable for investments purchased	$740,868
Payable for fund shares redeemed	1,071,163
Accrued management fee	555,121
Payable for daily variation margin on futures contracts	102,925
Other payables and accrued expenses	54,845
Collateral on securities loaned	4,467,435
Total liabilities		6,992,357
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,099,076,299
Net Assets consist of:
Paid in capital		$1,515,258,366
Total accumulated earnings (loss)		583,817,933
Net Assets		$2,099,076,299
Net Asset Value, offering price and redemption price per share ($2,099,076,299 ÷ 121,986,950 shares)		$17.21
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$15,102,371
Interest		66,540
Income from Fidelity Central Funds (including $6,075 from security lending)		33,715,362
Total income		48,884,273
Expenses
Management fee	$6,719,207
Independent trustees' fees and expenses	7,977
Interest	24,713
Total expenses before reductions	6,751,897
Expense reductions	(971)
Total expenses after reductions		6,750,926
Net Investment income (loss)		42,133,347
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,621)	88,561,100
Fidelity Central Funds	(14,198,143)
Foreign currency transactions	(4,259)
Futures contracts	1,886,221
Total net realized gain (loss)		76,244,919
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $45,382)	97,739,681
Fidelity Central Funds	10,008,476
Assets and liabilities in foreign currencies	958
Futures contracts	(13,555)
Total change in net unrealized appreciation (depreciation)		107,735,560
Net gain (loss)		183,980,479
Net increase (decrease) in net assets resulting from operations		$226,113,826
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,133,347	$36,066,629
Net realized gain (loss)	76,244,919	41,927,856
Change in net unrealized appreciation (depreciation)	107,735,560	252,477,638
Net increase (decrease) in net assets resulting from operations	226,113,826	330,472,123
Distributions to shareholders	(58,867,524)	(34,598,013)

Share transactions
Proceeds from sales of shares	708,735,059	432,673,590
Reinvestment of distributions	52,168,683	30,180,237
Cost of shares redeemed	(764,954,397)	(424,443,320)

Net increase (decrease) in net assets resulting from share transactions	(4,050,655)	38,410,507
Total increase (decrease) in net assets	163,195,647	334,284,617

Net Assets
Beginning of period	1,935,880,652	1,601,596,035
End of period	$2,099,076,299	$1,935,880,652

Other Information
Shares
Sold	43,913,598	30,156,653
Issued in reinvestment of distributions	3,277,241	2,089,039
Redeemed	(46,982,607)	(29,124,432)
Net increase (decrease)	208,232	3,121,260

Financial Highlights
Fidelity® Balanced K6 Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.90	$13.50	$12.53	$14.97	$12.24
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.24	.17	.16
Net realized and unrealized gain (loss)	1.45	2.38	1.20	(1.98)	2.87
Total from investment operations	1.77	2.68	1.44	(1.81)	3.03
Distributions from net investment income	(.32)	(.28)	(.22)	(.16)	(.14)
Distributions from net realized gain	(.14)	-	(.24)	(.47)	(.16)
Total distributions	(.46)	(.28)	(.47) C	(.63)	(.30)
Net asset value, end of period	$17.21	$15.90	$13.50	$12.53	$14.97
Total Return D	11.38%	20.11%	12.09%	(12.52)%	25.14%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.32%	.32%	.32%	.32%
Expenses net of fee waivers, if any	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions, if any	.32%	.32%	.32%	.32%	.32%
Net investment income (loss)	2.01%	2.04%	1.91%	1.23%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,099,076	$1,935,881	$1,601,596	$1,137,911	$957,453
Portfolio turnover rate G,H	53%	25%	33%	38%	42%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Balanced K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
			Loans & Direct Debt Instruments Restricted Securities Futures	Less than .005%
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gains dividends, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$558,743,215
Gross unrealized depreciation	(44,602,253)
Net unrealized appreciation (depreciation)	$514,140,962
Tax Cost	$1,589,119,645

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,691,159
Undistributed long-term capital gain	$62,035,163
Net unrealized appreciation (depreciation) on securities and other investments	$514,146,451

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$41,557,765	$34,598,013
Long-term Capital Gains	17,309,759	-
Total	$58,867,524	$34,598,013

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Balanced K6 Fund	Canva, Inc. Class A	164,614	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced K6 Fund	1,085,283,245	1,144,826,107

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	2,685,588	43,807,188

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Balanced K6 Fund	2,426,834	31,661,585

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .32% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced K6 Fund	17,036

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Balanced K6 Fund	Borrower	195,528,000	4.55%	24,713

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced K6 Fund	57,351,842	47,932,061	2,901,791
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced K6 Fund	653	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $971.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced K6 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced K6 Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $77,817,944, or, if subsequently determined to be different, the net capital gain of such year.

A total of 27.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $22,141,890 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 8%, 30%, 40%, and 40% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 8.79%, 33.24%, 44.11%, and 44.11% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.63%, 2.35%, 3.33%, and 3.33% of the dividends distributed in October, December, April and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Balanced K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9893903.106
BAL-K6-ANN-1025
Fidelity® Balanced Fund

Annual Report
August 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Balanced Fund
Schedule of Investments August 31, 2025
Showing Percentage of Net Assets
Common Stocks - 63.9%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	508,786	40,463,751
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	731,926	171,127,604
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	185,084	18,586,135
CANADA - 0.8%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	691,856	43,813,097
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	402,778	20,415,318
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Athabasca Oil Corp (c)	11,558,490	50,665,970
Cameco Corp (United States) (b)	216,562	16,759,733
Imperial Oil Ltd (b)	1,318,575	119,649,628
MEG Energy Corp	3,834,528	78,876,773
Meren Energy Inc	8,675,100	11,243,804
South Bow Corp	629,769	17,452,949
		294,648,857
Financials - 0.1%
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	49,394	85,035,295
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	189,615	10,925,616
TOTAL CANADA		454,838,183
CHINA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BeOne Medicines Ltd ADR (c)	90,383	27,661,717
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	318,735	12,532,660
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	926,173	83,230,354
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	155,366	15,536,600
GREECE - 0.2%
Financials - 0.2%
Banks - 0.2%
Eurobank Ergasias Services and Holdings SA	16,589,066	60,965,894
Piraeus Financial Holdings SA	5,472,272	42,349,991

TOTAL GREECE		103,315,885
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar	3,054,674	33,005,624
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	4,588,088	37,251,173
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	19,478	5,063,696
TOTAL IRELAND		42,314,869
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)	248,570	11,036,508
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
SK Hynix Inc	814,930	155,492,731
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (c)(d)(e)	1,327,442	1,765,498
NETHERLANDS - 0.4%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (c)	158,678	113,010,471
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	554,175	130,147,999
TOTAL NETHERLANDS		243,158,470
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	730,200	14,180,732
SPAIN - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	94,248	3,350,824
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	7,388,300	70,558,591
TOTAL SPAIN		73,909,415
TAIWAN - 0.7%
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	1,314,000	24,890,345
Delta Electronics Inc	2,362,000	54,415,202
		79,305,547
Semiconductors & Semiconductor Equipment - 0.6%
Jentech Precision Industrial Co Ltd	438,000	29,678,535
Taiwan Semiconductor Manufacturing Co Ltd	3,758,000	140,742,405
Taiwan Semiconductor Manufacturing Co Ltd ADR	727,309	167,913,830
		338,334,770
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	413,000	13,482,243
TOTAL TAIWAN		431,122,560
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Cazoo Group Ltd (c)(e)	219	0
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	400,310	11,102,139
Tobacco - 0.1%
British American Tobacco PLC ADR	816,235	46,435,609
TOTAL CONSUMER STAPLES		57,537,748

Financials - 0.2%
Banks - 0.0%
Starling Bank Ltd (d)	5,751,413	19,589,496
Capital Markets - 0.1%
London Stock Exchange Group PLC	251,264	31,139,927
Insurance - 0.1%
Hiscox Ltd	2,443,608	43,101,286
TOTAL FINANCIALS		93,830,709

TOTAL UNITED KINGDOM		151,368,457
UNITED STATES - 60.4%
Communication Services - 6.8%
Entertainment - 1.2%
Electronic Arts Inc	94,700	16,283,664
Liberty Media Corp-Liberty Formula One Class C (c)	188,012	18,782,399
Live Nation Entertainment Inc (c)	183,959	30,627,334
Netflix Inc (c)	215,262	260,090,312
ROBLOX Corp Class A (c)	578,473	72,071,951
Roku Inc Class A (c)	314,851	30,402,013
Take-Two Interactive Software Inc (c)	288,371	67,268,303
Walt Disney Co/The	1,379,021	163,248,506
Warner Bros Discovery Inc (c)	3,162,759	36,814,515
		695,588,997
Interactive Media & Services - 5.5%
Alphabet Inc Class A	9,206,854	1,960,231,286
Epic Games Inc (c)(d)(e)	13,987	9,799,012
Meta Platforms Inc Class A	1,645,425	1,215,475,448
Reddit Inc Class A (c)	181,018	40,743,531
		3,226,249,277
Media - 0.1%
Charter Communications Inc Class A (c)	107,342	28,507,887
Magnite Inc (c)	2,605,125	67,602,994
		96,110,881
TOTAL COMMUNICATION SERVICES		4,017,949,155

Consumer Discretionary - 6.7%
Automobiles - 0.9%
Tesla Inc (c)	1,624,783	542,466,300
Broadline Retail - 3.1%
Amazon.com Inc (c)	7,854,742	1,798,735,918
Etsy Inc (c)	246,762	13,080,854
Macy's Inc	809,514	10,709,870
		1,822,526,642
Distributors - 0.0%
LKQ Corp (b)	667,457	21,772,447
Diversified Consumer Services - 0.1%
Service Corp International/US	525,426	41,640,011
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	524,555	68,470,165
Booking Holdings Inc	9,768	54,691,520
Caesars Entertainment Inc (c)	569,456	15,244,337
Chipotle Mexican Grill Inc (c)	734,535	30,953,305
Churchill Downs Inc	429,421	44,543,840
Domino's Pizza Inc	86,250	39,528,375
DraftKings Inc Class A (c)	1,168,343	56,057,097
Dutch Bros Inc Class A (c)	291,566	20,943,186
Marriott International Inc/MD Class A1	426,659	114,284,881
McDonald's Corp	71,286	22,351,012
Starbucks Corp	255,886	22,566,586
Wyndham Hotels & Resorts Inc	332,753	28,819,737
Yum! Brands Inc	437,385	64,282,473
		582,736,514
Household Durables - 0.2%
PulteGroup Inc	509,356	67,245,179
Somnigroup International Inc	296,059	24,854,153
		92,099,332
Specialty Retail - 1.1%
Dick's Sporting Goods Inc	113,378	24,126,838
Floor & Decor Holdings Inc Class A (c)	312,631	25,610,732
Home Depot Inc/The	334,626	136,115,818
Lowe's Cos Inc	1,226,474	316,503,881
Ross Stores Inc	813,190	119,669,040
TJX Cos Inc/The	155,321	21,218,402
		643,244,711
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	1,282,379	99,217,663
PVH Corp	550,250	46,397,080
Tapestry Inc	389,427	39,651,457
		185,266,200
TOTAL CONSUMER DISCRETIONARY		3,931,752,157

Consumer Staples - 3.2%
Beverages - 1.0%
Brown-Forman Corp Class B	143,963	4,310,252
Coca-Cola Co/The	4,104,841	283,192,981
Constellation Brands Inc Class A	249,313	40,373,747
Keurig Dr Pepper Inc	3,325,334	96,733,966
Monster Beverage Corp (c)	470,841	29,385,187
PepsiCo Inc	727,474	108,139,010
		562,135,143
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp	291,388	274,872,128
Kroger Co/The	593,838	40,285,970
Target Corp	580,635	55,729,347
Walmart Inc	2,903,636	281,594,620
		652,482,065
Food Products - 0.2%
Archer-Daniels-Midland Co	302,677	18,959,687
Bunge Global SA	343,636	28,941,024
JM Smucker Co	214,954	23,754,567
Lamb Weston Holdings Inc	221,483	12,741,917
Mondelez International Inc	901,859	55,410,217
		139,807,412
Household Products - 0.5%
Clorox Co/The	28,086	3,319,765
Procter & Gamble Co/The	1,925,638	302,402,192
Reynolds Consumer Products Inc	440,878	10,232,778
		315,954,735
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	224,695	20,611,271
Kenvue Inc	1,729,983	35,827,948
		56,439,219
Tobacco - 0.2%
Philip Morris International Inc	761,867	127,330,832
TOTAL CONSUMER STAPLES		1,854,149,406

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp	503,262	80,823,877
ConocoPhillips	995,628	98,537,303
Expand Energy Corp	226,469	21,917,670
Exxon Mobil Corp	3,658,315	418,108,822
Marathon Petroleum Corp	246,055	44,218,544
Shell PLC ADR	1,344,945	99,364,537
Valero Energy Corp	574,433	87,319,560
		850,290,313
Financials - 7.7%
Banks - 3.0%
Bancorp Inc/The (c)	237,951	18,141,384
Bank of America Corp	8,247,984	418,502,709
Citigroup Inc	2,087,767	201,615,659
Comerica Inc	757,712	53,479,313
First Horizon Corp	1,862,240	42,086,624
JPMorgan Chase & Co	589,163	177,585,511
KeyCorp	2,081,641	40,300,570
M&T Bank Corp	286,574	57,790,513
Pathward Financial Inc	316,898	25,183,884
Synovus Financial Corp	656,000	33,856,160
Truist Financial Corp	1,756,888	82,257,496
UMB Financial Corp	205,161	25,009,126
US Bancorp	4,015,259	196,065,097
Wells Fargo & Co	3,935,265	323,400,078
		1,695,274,124
Capital Markets - 1.7%
Bank of New York Mellon Corp/The	955,042	100,852,435
Blackrock Inc	186,976	210,748,129
Cboe Global Markets Inc	237,438	56,023,496
Charles Schwab Corp/The	2,372,758	227,405,127
DigitalBridge Group Inc Class A	709,668	8,097,312
Intercontinental Exchange Inc	770,917	136,143,942
MarketAxess Holdings Inc	464,272	85,351,764
Northern Trust Corp	508,410	66,744,065
State Street Corp	559,288	64,301,341
StepStone Group Inc rights 12/31/2038 (c)(d)	22,875	1,504,946
Tradeweb Markets Inc Class A	150,805	18,603,305
Virtu Financial Inc Class A	1,035,450	43,406,064
		1,019,181,926
Consumer Finance - 0.1%
SLM Corp	1,078,676	33,740,985
Financial Services - 1.4%
Affirm Holdings Inc Class A (c)	447,863	39,617,961
Apollo Global Management Inc	540,914	73,688,714
Berkshire Hathaway Inc Class A (c)	94	70,996,320
Block Inc Class A (c)	175,290	13,960,095
Fiserv Inc (c)	211,913	29,282,138
Mastercard Inc Class A	877,661	522,462,817
PayPal Holdings Inc (c)	432,210	30,336,820
UWM Holdings Corp Class A (b)	5,374,584	30,635,129
Voya Financial Inc	530,041	39,800,779
		850,780,773
Insurance - 1.5%
American Financial Group Inc/OH	382,714	51,995,524
Arthur J Gallagher & Co	350,080	105,986,720
Baldwin Insurance Group Inc/The Class A (c)	464,835	14,721,324
Brighthouse Financial Inc (c)	446,374	21,095,635
Chubb Ltd	785,761	216,139,279
Hartford Insurance Group Inc/The	981,248	129,828,923
Marsh & McLennan Cos Inc	671,112	138,121,561
Travelers Companies Inc/The	458,232	124,414,570
Unum Group	397,007	27,734,909
Willis Towers Watson PLC	217,357	71,030,094
		901,068,539
TOTAL FINANCIALS		4,500,046,347

Health Care - 5.4%
Biotechnology - 1.4%
AbbVie Inc	1,716,848	361,224,819
Alnylam Pharmaceuticals Inc (c)	306,922	137,043,742
BioMarin Pharmaceutical Inc (c)	354,530	20,658,463
Cogent Biosciences Inc (c)	868,129	10,486,998
Exact Sciences Corp (c)	239,036	11,335,087
Gilead Sciences Inc	2,173,581	245,549,446
Insmed Inc (c)	172,466	23,472,623
Nuvalent Inc Class A (c)	239,489	18,340,068
Soleno Therapeutics Inc (c)	214,482	14,513,997
Ultragenyx Pharmaceutical Inc (c)	247,799	7,424,058
		850,049,301
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	1,048,950	139,153,707
Boston Scientific Corp (c)	2,918,250	307,875,375
Edwards Lifesciences Corp (c)	1,182,908	96,217,737
Insulet Corp (c)	271,878	92,405,895
Intuitive Surgical Inc (c)	199,323	94,338,579
Masimo Corp (c)	299,365	41,824,284
Penumbra Inc (c)	246,123	67,102,975
Shoulder Innovations Inc	505,800	7,495,956
Stryker Corp	414,443	162,217,135
		1,008,631,643
Health Care Providers & Services - 0.9%
Cencora Inc	499,718	145,722,766
CVS Health Corp	1,497,264	109,524,862
HealthEquity Inc (c)	195,125	17,430,516
Humana Inc	326,456	99,131,629
Tenet Healthcare Corp (c)	557,486	102,761,394
UnitedHealth Group Inc	206,929	64,121,089
		538,692,256
Health Care Technology - 0.1%
Veeva Systems Inc Class A (c)	235,217	63,320,416
Life Sciences Tools & Services - 0.4%
Danaher Corp	856,502	176,285,242
IQVIA Holdings Inc (c)	300,444	57,327,719
		233,612,961
Pharmaceuticals - 0.8%
Elanco Animal Health Inc (c)	2,993,600	54,932,560
Eli Lilly & Co	476,263	348,900,749
Pfizer Inc	2,561,223	63,415,881
		467,249,190
TOTAL HEALTH CARE		3,161,555,767

Industrials - 5.4%
Aerospace & Defense - 1.8%
Boeing Co (c)	878,110	206,074,855
GE Aerospace	1,193,944	328,573,389
Howmet Aerospace Inc	806,688	140,444,381
Lockheed Martin Corp	237,827	108,361,116
Northrop Grumman Corp	148,301	87,503,522
RTX Corp	354,536	56,229,410
Space Exploration Technologies Corp (c)(d)(e)	133,715	28,347,580
Space Exploration Technologies Corp Class C (c)(d)(e)	15,685	3,325,219
TransDigm Group Inc	89,204	124,785,692
		1,083,645,164
Building Products - 0.5%
Trane Technologies PLC	662,675	275,407,730
Commercial Services & Supplies - 0.3%
Cintas Corp	361,226	75,868,297
Republic Services Inc	313,349	73,314,265
		149,182,562
Construction & Engineering - 0.2%
Quanta Services Inc	251,286	94,976,057
Electrical Equipment - 0.8%
AMETEK Inc	718,443	132,768,266
Eaton Corp PLC	324,343	113,241,115
GE Vernova Inc	388,888	238,376,678
		484,386,059
Ground Transportation - 0.5%
CSX Corp	1,566,793	50,936,440
Old Dominion Freight Line Inc	388,808	58,698,344
Uber Technologies Inc (c)	1,675,904	157,116,000
Union Pacific Corp	168,790	37,736,380
		304,487,164
Machinery - 1.1%
Cummins Inc	285,500	113,754,620
Deere & Co	151,284	72,410,574
Dover Corp	431,867	77,243,732
Ingersoll Rand Inc	951,655	75,589,957
Parker-Hannifin Corp	299,721	227,593,141
Westinghouse Air Brake Technologies Corp	336,038	65,023,352
		631,615,376
Professional Services - 0.0%
Verisk Analytics Inc	249,880	66,997,826
Trading Companies & Distributors - 0.2%
Fastenal Co	1,320,365	65,569,326
United Rentals Inc	43,180	41,294,761
		106,864,087
TOTAL INDUSTRIALS		3,197,562,025

Information Technology - 20.0%
Communications Equipment - 1.1%
Arista Networks Inc	1,678,628	229,216,653
Cisco Systems Inc	5,620,567	388,324,974
Motorola Solutions Inc	83,975	39,674,829
		657,216,456
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	843,537	91,827,438
IT Services - 0.0%
Gartner Inc (c)	112,082	28,153,878
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices Inc (c)	53,474	8,696,477
Analog Devices Inc	776,218	195,071,346
Astera Labs Inc (c)	16,245	2,959,839
Broadcom Inc	2,931,398	871,768,451
First Solar Inc (c)	47,755	9,321,298
Marvell Technology Inc	1,720,295	108,146,345
Micron Technology Inc	1,974,922	235,035,467
NVIDIA Corp	18,976,467	3,305,321,023
		4,736,320,246
Software - 6.1%
BitMine Immersion Technologies Inc (c)	280,100	12,217,962
Cadence Design Systems Inc (c)	411,449	144,184,073
Circle Internet Group Inc (h)	757,139	99,927,205
Datadog Inc Class A (c)	556,786	76,101,510
Figma Inc Class A	64,087	4,504,034
HubSpot Inc (c)	15,465	7,472,224
Microsoft Corp	6,016,042	3,048,268,322
OpenAI Global LLC rights (c)(d)(e)	3,322,452	6,844,251
OpenAI Global LLC rights (c)(d)(e)	605,800	829,946
Oracle Corp	276,902	62,615,849
Palantir Technologies Inc Class A (c)	553,437	86,729,112
Servicenow Inc (c)	13,410	12,303,139
Stripe Inc Class B (c)(d)(e)	126,100	4,476,550
Synopsys Inc (c)	64,878	39,155,171
		3,605,629,348
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	11,222,859	2,605,274,488
TOTAL INFORMATION TECHNOLOGY		11,724,421,854

Materials - 1.1%
Chemicals - 0.8%
Air Products and Chemicals Inc	154,799	45,527,934
Axalta Coating Systems Ltd (c)	364,915	11,407,243
Balchem Corp	75,156	12,182,036
Chemours Co/The	362,186	5,577,664
Corteva Inc	588,977	43,696,204
Ecolab Inc	276,110	76,493,514
Element Solutions Inc	425,477	10,943,268
Linde PLC	333,742	159,625,461
LyondellBasell Industries NV Class A1 (b)	373,100	21,024,185
Mosaic Co/The	1,180,419	39,425,995
Olin Corp	234,157	5,540,155
Sherwin-Williams Co/The	79,146	28,953,981
		460,397,640
Construction Materials - 0.0%
Martin Marietta Materials Inc	64,613	39,827,453
Containers & Packaging - 0.1%
AptarGroup Inc	76,399	10,640,089
International Paper Co	634,088	31,501,492
		42,141,581
Metals & Mining - 0.2%
Freeport-McMoRan Inc	843,812	37,465,253
Newmont Corp	596,303	44,364,943
Nucor Corp	238,026	35,401,607
		117,231,803
TOTAL MATERIALS		659,598,477

Real Estate - 1.3%
Health Care REITs - 0.2%
CareTrust REIT Inc	184,161	6,336,980
Ventas Inc	439,010	29,887,801
Welltower Inc	511,214	86,027,092
		122,251,873
Industrial REITs - 0.1%
Americold Realty Trust Inc	332,135	4,796,029
Prologis Inc	369,324	42,021,685
Terreno Realty Corp	350,417	20,243,590
		67,061,304
Office REITs - 0.1%
COPT Defense Properties	501,740	14,440,077
Kilroy Realty Corp	429,595	17,866,856
Vornado Realty Trust	345,932	13,155,793
		45,462,726
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (c)	307,768	49,895,348
CoStar Group Inc (c)	211,175	18,898,051
		68,793,399
Residential REITs - 0.1%
Camden Property Trust	211,294	23,660,702
Invitation Homes Inc	1,145,283	35,835,906
Sun Communities Inc	119,897	15,211,332
		74,707,940
Retail REITs - 0.1%
Curbline Properties Corp	580,242	13,072,852
Macerich Co/The	1,191,633	21,926,047
NNN REIT Inc	330,246	14,170,856
Tanger Inc	480,264	16,415,424
		65,585,179
Specialized REITs - 0.6%
American Tower Corp	473,777	96,579,442
CubeSmart	378,561	15,490,716
Digital Realty Trust Inc	248,788	41,706,820
Equinix Inc	74,924	58,904,500
Extra Space Storage Inc	11,323	1,625,756
Four Corners Property Trust Inc	313,722	8,122,263
Iron Mountain Inc	351,464	32,450,671
Public Storage Operating Co	125,402	36,942,175
SBA Communications Corp Class A	36,700	7,517,995
		299,340,338
TOTAL REAL ESTATE		743,202,759

Utilities - 1.4%
Electric Utilities - 1.0%
Alliant Energy Corp	112,992	7,352,389
Constellation Energy Corp	267,332	82,332,910
Duke Energy Corp	656,480	80,412,235
Entergy Corp	521,294	45,920,788
Evergy Inc	439,011	31,283,924
Exelon Corp	1,187,330	51,862,574
NextEra Energy Inc	1,630,598	117,484,587
NRG Energy Inc	259,131	37,719,108
PG&E Corp	2,105,838	32,177,205
PPL Corp	987,428	36,011,499
Southern Co/The	259,010	23,906,623
TXNM Energy Inc	40,011	2,266,223
Xcel Energy Inc	539,059	39,022,481
		587,752,546
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	301,280	4,079,331
Talen Energy Corp (c)	14,798	5,607,258
Vistra Corp	332,962	62,966,444
		72,653,033
Multi-Utilities - 0.3%
Ameren Corp	383,417	38,257,348
CenterPoint Energy Inc	983,156	37,074,813
NiSource Inc	675,200	28,540,704
Sempra	757,869	62,569,665
		166,442,530
TOTAL UTILITIES		826,848,109

TOTAL UNITED STATES		35,467,376,369
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (c)	1,430,600	25,073,391
TOTAL COMMON STOCKS (Cost $19,165,615,001)		37,577,097,513

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (c)(d)(e)	162,664	41,178,392
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (c)(d)(e)	47,770	10,657,484
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (c)(d)(e)	511,009	659,201
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	44,489	3,778,450
Industrials - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems Co Series A8 (d)(e)	155,635	65,367
ABL Space Systems Co Series A9 (d)(e)	70,143	29,460
		94,827
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (c)(d)(e)	55,896	6,398,415
TOTAL INDUSTRIALS		6,493,242

Information Technology - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp Series C (c)(d)(e)	468,104	5,064,885
IT Services - 0.0%
Gupshup Inc (c)(d)(e)	462,431	2,108,685
Software - 0.1%
Algolia Inc Series D (c)(d)(e)	217,863	3,919,355
Anthropic PBC Series F (d)(e)	61,700	8,697,849
Databricks Inc Series G (c)(d)(e)	34,653	4,955,033
Databricks Inc Series H (c)(d)(e)	144,975	20,729,976
Skyryse Inc Series B (c)(d)(e)	383,747	10,100,221
Stripe Inc Series H (c)(d)(e)	154,154	5,472,467
		53,874,901
TOTAL INFORMATION TECHNOLOGY		61,048,471

TOTAL UNITED STATES		71,320,163
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $116,598,647)		123,815,240

Fixed-Income Funds - 35.2%
	Shares	Value ($)
Fidelity Investment Grade Bond Central Fund (i) (Cost $22,472,019,301)	208,798,587	20,679,412,047

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(d) (Cost $12,227,166)	679,287	5,563,361

U.S. Treasury Obligations - 0.1%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/16/2025 (k)	4.28	25,390,000	25,261,061
US Treasury Bills 0% 9/18/2025	4.26	5,280,000	5,270,015
US Treasury Bills 0% 9/25/2025	4.23	870,000	867,645
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,392,583)			31,398,721

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.36	348,351,344	348,421,015
Fidelity Securities Lending Cash Central Fund (l)(m)	4.36	107,374,649	107,385,386
TOTAL MONEY MARKET FUNDS (Cost $455,802,607)			455,806,401

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $42,253,655,305)	58,873,093,283
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(107,902,951)
NET ASSETS - 100.0%	58,765,190,332

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	376	9/19/2025	121,687,700	2,917,430	2,917,430

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $179,203,296 or 0.3% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,350,824 or 0.0% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,350,824 or 0.0% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $99,927,205 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,068,817.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A8	3/24/2021	6,176,993

ABL Space Systems Co Series A9	10/22/2021	4,264,375

Algolia Inc Series D	7/23/2021	6,371,414

Anthropic PBC Series F	8/18/2025	8,697,701

Astranis Space Technologies Corp Series C	3/19/2021	10,261,275

Beta Technologies Inc Series A	4/9/2021	4,095,500

Bolt Technology OU Series E	1/3/2022	12,410,479

ByteDance Ltd Series E1	11/18/2020	17,823,774

Cazoo Group Ltd	3/28/2021	3,563,271

Databricks Inc Series G	2/1/2021	2,048,777

Databricks Inc Series H	8/31/2021	10,653,362

Epic Games Inc	3/29/2021	12,378,495

Gupshup Inc	6/8/2021	10,573,577

Jumo World Holding Limited	9/6/2023	11,285,784

OpenAI Global LLC rights	8/4/2025	605,800

OpenAI Global LLC rights	9/30/2024	3,322,452

Skyryse Inc Series B	10/21/2021	9,470,864

Space Exploration Technologies Corp	2/16/2021 - 12/9/2024	5,718,142

Space Exploration Technologies Corp Class C	12/9/2024	2,901,725

Stripe Inc Class B	5/18/2021	5,060,189

Stripe Inc Series H	3/15/2021 - 5/25/2023	6,185,429

Waymo LLC Series C2	10/18/2024	3,479,098

Xsight Labs Ltd Series D	2/16/2021	4,086,028

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	596,049,555	10,945,177,567	11,286,863,856	23,522,906	-	-	348,421,015	348,351,344	0.7%
Fidelity Investment Grade Bond Central Fund	16,700,284,116	1,523,353,261	548,542,667	856,293,238	(71,877,561)	(21,016,363)	20,679,412,047	208,798,587	49.8%
Fidelity Securities Lending Cash Central Fund	60,683,483	1,099,173,086	1,052,471,183	208,309	-	-	107,385,386	107,374,649	0.4%
Total	17,357,017,154	13,567,703,914	12,887,877,706	880,024,453	(71,877,561)	(21,016,363)	21,135,218,448

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of August 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	4,021,299,979	4,011,500,967	-	9,799,012
Consumer Discretionary	4,028,561,665	4,028,561,665	-	-
Consumer Staples	1,932,102,472	1,921,000,333	11,102,139	-
Energy	1,159,119,902	1,159,119,902	-	-
Financials	5,019,075,984	4,674,965,663	321,250,381	22,859,940
Health Care	3,488,892,159	3,488,892,159	-	-
Industrials	3,197,562,025	3,165,889,226	-	31,672,799
Information Technology	12,446,248,840	12,015,396,632	418,701,461	12,150,747
Materials	714,183,619	714,183,619	-	-
Real Estate	743,202,759	743,202,759	-	-
Utilities	826,848,109	826,848,109	-	-

Convertible Preferred Stocks
Communication Services	41,178,392	-	-	41,178,392
Consumer Discretionary	3,778,450	-	-	3,778,450
Industrials	6,493,242	-	-	6,493,242
Information Technology	72,365,156	-	-	72,365,156

Fixed-Income Funds	20,679,412,047	20,679,412,047	-	-

Non-Convertible Preferred Stocks
Industrials	5,563,361	-	-	5,563,361

U.S. Treasury Obligations	31,398,721	-	31,398,721	-

Money Market Funds	455,806,401	455,806,401	-	-
Total Investments in Securities:	58,873,093,283	57,884,779,482	782,452,702	205,861,099
Derivative Instruments:

Assets
Futures Contracts	2,917,430	2,917,430	-	-
Total Assets	2,917,430	2,917,430	-	-
Total Derivative Instruments:	2,917,430	2,917,430	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,917,430	-
Total Equity Risk	2,917,430	-
Total Value of Derivatives	2,917,430	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of August 31, 2025
Assets
Investment in securities, at value (including securities loaned of $103,426,971) - See accompanying schedule:
Unaffiliated issuers (cost $19,325,833,397)	$37,737,874,835
Fidelity Central Funds (cost $22,927,821,908)	21,135,218,448

Total Investment in Securities (cost $42,253,655,305)		$58,873,093,283
Cash		36,601
Foreign currency held at value (cost $1,313)		1,314
Receivable for investments sold		9,979,420
Receivable for fund shares sold		32,529,556
Dividends receivable		32,026,144
Distributions receivable from Fidelity Central Funds		1,849,448
Prepaid expenses		77,962
Receivable from investment adviser for expense reductions		18,571
Other receivables		1,801,599
Total assets		58,951,413,898
Liabilities
Payable for investments purchased	$20,704,074
Payable for fund shares redeemed	29,705,386
Accrued management fee	21,504,110
Distribution and service plan fees payable	2,256,176
Payable for daily variation margin on futures contracts	841,300
Other payables and accrued expenses	3,827,134
Collateral on securities loaned	107,385,386
Total liabilities		186,223,566
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$58,765,190,332
Net Assets consist of:
Paid in capital		$40,352,829,702
Total accumulated earnings (loss)		18,412,360,630
Net Assets		$58,765,190,332

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,703,863,400 ÷ 84,974,627 shares)(a)		$31.82
Maximum offering price per share (100/94.25 of $31.82)		$33.76
Class M :
Net Asset Value and redemption price per share ($1,772,970,411 ÷ 55,739,893 shares)(a)		$31.81
Maximum offering price per share (100/96.50 of $31.81)		$32.96
Class C :
Net Asset Value and offering price per share ($1,151,737,415 ÷ 36,250,156 shares)(a)		$31.77
Balanced :
Net Asset Value, offering price and redemption price per share ($40,145,414,445 ÷ 1,260,726,875 shares)		$31.84
Class K :
Net Asset Value, offering price and redemption price per share ($8,790,617,766 ÷ 276,007,490 shares)		$31.85
Class I :
Net Asset Value, offering price and redemption price per share ($2,788,603,350 ÷ 87,598,297 shares)		$31.83
Class Z :
Net Asset Value, offering price and redemption price per share ($1,411,983,545 ÷ 44,346,555 shares)		$31.84
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended August 31, 2025
Investment Income
Dividends		$395,956,019
Interest		1,399,825
Income from Fidelity Central Funds (including $208,309 from security lending)		880,024,453
Total income		1,277,380,297
Expenses
Management fee	$247,460,774
Distribution and service plan fees	22,172,743
Custodian fees and expenses	468,336
Independent trustees' fees and expenses	213,230
Registration fees	1,403,783
Audit fees	179,766
Legal	63,545
Miscellaneous	191,556
Total expenses before reductions	272,153,733
Expense reductions	(97,934)
Total expenses after reductions		272,055,799
Net Investment income (loss)		1,005,324,498
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $147,177)	2,632,804,270
Redemptions in-kind	797,460,371
Fidelity Central Funds	(71,877,561)
Foreign currency transactions	(534,401)
Futures contracts	21,418,517
Total net realized gain (loss)		3,379,271,196
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,203,889)	1,525,497,162
Fidelity Central Funds	(21,016,363)
Assets and liabilities in foreign currencies	80,607
Futures contracts	(9,980,667)
Total change in net unrealized appreciation (depreciation)		1,494,580,739
Net gain (loss)		4,873,851,935
Net increase (decrease) in net assets resulting from operations		$5,879,176,433
Statement of Changes in Net Assets

	Year ended August 31, 2025	Year ended August 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,005,324,498	$825,844,127
Net realized gain (loss)	3,379,271,196	1,672,726,193
Change in net unrealized appreciation (depreciation)	1,494,580,739	5,515,808,071
Net increase (decrease) in net assets resulting from operations	5,879,176,433	8,014,378,391
Distributions to shareholders	(2,880,850,645)	(1,472,577,593)

Share transactions - net increase (decrease)	7,856,402,987	313,727,368
Total increase (decrease) in net assets	10,854,728,775	6,855,528,166

Net Assets
Beginning of period	47,910,461,557	41,054,933,391
End of period	$58,765,190,332	$47,910,461,557

Financial Highlights
Fidelity Advisor® Balanced Fund Class A

Years ended August 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.40
Net realized and unrealized gain (loss)	1.99
Total from investment operations	2.39
Distributions from net investment income	(.36)
Distributions from net realized gain	(.29)
Total distributions	(.65)
Net asset value, end of period	$31.82
Total Return D,E,F	8.15%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.76% I
Expenses net of fee waivers, if any	.76 % I
Expenses net of all reductions, if any	.76% I
Net investment income (loss)	1.54% I
Supplemental Data
Net assets, end of period (000 omitted)	$2,703,863
Portfolio turnover rate J	41 % K,L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class M

Years ended August 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.33
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.33
Distributions from net investment income	(.31)
Distributions from net realized gain	(.29)
Total distributions	(.60)
Net asset value, end of period	$31.81
Total Return D,E,F	7.92%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.01% I
Expenses net of fee waivers, if any	1.01 % I
Expenses net of all reductions, if any	1.01% I
Net investment income (loss)	1.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,772,970
Portfolio turnover rate J	41 % K,L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class C

Years ended August 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.20
Net realized and unrealized gain (loss)	1.99
Total from investment operations	2.19
Distributions from net investment income	(.21)
Distributions from net realized gain	(.29)
Total distributions	(.50)
Net asset value, end of period	$31.77
Total Return D,E,F	7.42%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.51% I
Expenses net of fee waivers, if any	1.51 % I
Expenses net of all reductions, if any	1.51% I
Net investment income (loss)	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,151,737
Portfolio turnover rate J	41 % K,L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.28	$26.16	$25.49	$32.24	$27.37
Income from Investment Operations
Net investment income (loss) A,B	.56	.52	.42	.30	.29
Net realized and unrealized gain (loss)	2.69	4.53	2.17	(4.09)	6.17
Total from investment operations	3.25	5.05	2.59	(3.79)	6.46
Distributions from net investment income	(.55)	(.51)	(.41)	(.29)	(.29)
Distributions from net realized gain	(1.14)	(.42)	(1.51)	(2.67)	(1.31)
Total distributions	(1.69)	(.93)	(1.92)	(2.96)	(1.59) C
Net asset value, end of period	$31.84	$30.28	$26.16	$25.49	$32.24
Total Return D	11.25%	19.85%	11.60%	(12.80)%	24.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.48%	.51%	.50%	.51%
Expenses net of fee waivers, if any	.46%	.48%	.50%	.50%	.50%
Expenses net of all reductions, if any	.46%	.48%	.50%	.50%	.50%
Net investment income (loss)	1.86%	1.87%	1.70%	1.05%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$40,145,414	$39,012,646	$33,113,351	$31,647,068	$37,819,464
Portfolio turnover rate G,H	41 % I	24%	29%	36%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Balanced Fund Class K

Years ended August 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.28	$26.17	$25.49	$32.24	$27.37
Income from Investment Operations
Net investment income (loss) A,B	.58	.54	.43	.32	.31
Net realized and unrealized gain (loss)	2.70	4.52	2.19	(4.09)	6.17
Total from investment operations	3.28	5.06	2.62	(3.77)	6.48
Distributions from net investment income	(.57)	(.53)	(.42)	(.31)	(.31)
Distributions from net realized gain	(1.14)	(.42)	(1.51)	(2.67)	(1.31)
Total distributions	(1.71)	(.95)	(1.94) C	(2.98)	(1.61) C
Net asset value, end of period	$31.85	$30.28	$26.17	$25.49	$32.24
Total Return D	11.35%	19.90%	11.72%	(12.73)%	24.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.41%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.39%	.40%	.42%	.42%	.43%
Expenses net of all reductions, if any	.39%	.40%	.42%	.42%	.43%
Net investment income (loss)	1.92%	1.95%	1.78%	1.12%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$8,790,618	$8,897,816	$7,941,582	$7,692,180	$10,091,681
Portfolio turnover rate G,H	41 % I	24%	29%	36%	40%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class I

Years ended August 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.46
Net realized and unrealized gain (loss)	1.99
Total from investment operations	2.45
Distributions from net investment income	(.41)
Distributions from net realized gain	(.29)
Total distributions	(.70)
Net asset value, end of period	$31.83
Total Return D,E	8.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.51% H
Expenses net of fee waivers, if any	.51 % H
Expenses net of all reductions, if any	.51% H
Net investment income (loss)	1.79% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,788,603
Portfolio turnover rate I	41 % J,K

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Balanced Fund Class Z

Years ended August 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$30.08
Income from Investment Operations
Net investment income (loss) B,C	.49
Net realized and unrealized gain (loss)	2.00
Total from investment operations	2.49
Distributions from net investment income	(.43)
Distributions from net realized gain	(.29)
Total distributions	(.73) D
Net asset value, end of period	$31.84
Total Return E,F	8.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.39% I
Expenses net of fee waivers, if any	.39 % I
Expenses net of all reductions, if any	.39% I
Net investment income (loss)	1.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,411,984
Portfolio turnover rate J	41 % K,L

AFor the period October 18, 2024 (commencement of sale of shares) through August 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended August 31, 2025

1. Organization.
Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 18, 2024. The Fund offers Class A, Class M, Class C, Balanced, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Investment Grade Bond Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Balanced Fund	$1,345,755

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,858,928,825
Gross unrealized depreciation	(2,341,913,066)
Net unrealized appreciation (depreciation)	$16,517,015,759
Tax Cost	$42,356,077,524

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$183,954,831
Undistributed long-term capital gain	$1,712,704,093
Net unrealized appreciation (depreciation) on securities and other investments	$16,517,143,959

The tax character of distributions paid was as follows:

	August 31, 2025	August 31, 2024
Ordinary Income	$1,009,392,948	$806,671,272
Long-term Capital Gains	1,871,457,697	665,906,321
Total	$2,880,850,645	$1,472,577,593

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Balanced Fund	Canva, Inc. Class A	5,103,034	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Balanced Fund	22,510,413,980	24,085,996,628

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realize gain or loss on Investments($)	Total Proceeds ($)
Fidelity Balanced Fund	34,771,525	948,279	796,512,092	797,460,371	1,035,143,409

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Balanced Fund	1,264,274	9,516,358	31,661,585
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.53
Class M	.52
Class C	.53
Balanced	.47
Class K	.39
Class I	.53
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.50
Class C	.50
Balanced	.45
Class K	.39
Class I	.50
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	5,300,614	234,476
Class M	.25%	.25%	7,268,646	-
Class C	.75%	.25%	9,603,483	1,613,026
			22,172,743	1,847,502
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	891,442
Class M	76,288
Class CA	11,753
979,483

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Balanced Fund	423,338

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Balanced Fund	1,194,030,942	1,313,589,353	95,734,250

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Balanced Fund	4,420
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Balanced Fund	76,067
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Balanced Fund	22,153	86	-
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $97,934.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2025A	Year ended August 31, 2024
Fidelity Balanced Fund
Distributions to shareholders
Class A	$53,914,180	$ -
Class M	34,292,046	-
Class C	19,164,404	-
Balanced	2,182,345,468	1,186,361,558
Class K	499,840,589	286,216,035
Class I	61,030,783	-
Class Z	30,263,175	-
Total	$2,880,850,645	$1,472,577,593

A Distributions for  Class A, Class M, Class C, Class I and Class Z shares  are for the period  October 18, 2024 (commencement of sale of shares) through August 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2025A	Year ended August 31, 2024	Year ended August 31, 2025A	Year ended August 31, 2024
Fidelity Balanced Fund
Class A
Shares sold	17,047,538	-	$511,152,211	$ -
Issued in exchange for the shares of the Acquired Fund(s)	81,248,284	-	2,422,820,886	-
Reinvestment of distributions	1,763,329	-	51,966,109	-
Shares redeemed	(15,084,524)	-	(450,289,215)	-
Net increase (decrease)	84,974,627	-	$2,535,649,991	$ -
Class M
Shares sold	6,200,894	-	$185,057,849	$ -
Issued in exchange for the shares of the Acquired Fund(s)	57,814,692	-	1,724,034,659	-
Reinvestment of distributions	1,148,173	-	33,873,689	-
Shares redeemed	(9,423,866)	-	(282,524,780)	-
Net increase (decrease)	55,739,893	-	$1,660,441,417	$ -
Class C
Shares sold	5,313,915	-	$159,070,867	$ -
Issued in exchange for the shares of the Acquired Fund(s)	38,628,190	-	1,151,506,865	-
Reinvestment of distributions	624,495	-	18,475,418	-
Shares redeemed	(8,316,444)	-	(247,686,909)	-
Net increase (decrease)	36,250,156	-	$1,081,366,241	$ -
Balanced
Shares sold	165,081,752	161,260,823	$4,957,769,397	$4,454,774,500
Reinvestment of distributions	67,583,126	41,273,561	2,006,746,722	1,097,067,019
Shares redeemed	(260,461,126)	(179,734,391)	(7,788,860,085)	(4,960,953,703)
Net increase (decrease)	(27,796,248)	22,799,993	$(824,343,966)	$590,887,816
Class K
Shares sold	29,858,438	33,920,015	$893,150,210	$937,259,841
Reinvestment of distributions	16,832,801	10,772,298	499,840,589	286,216,035
Shares redeemed	(64,516,328)	(54,371,238)	(1,926,934,042)	(1,500,636,324)
Net increase (decrease)	(17,825,089)	(9,678,925)	$(533,943,243)	$(277,160,448)
Class I
Shares sold	18,318,981	-	$548,869,903	$ -
Issued in exchange for the shares of the Acquired Fund(s)	85,056,104	-	2,536,374,089	-
Reinvestment of distributions	1,832,449	-	53,961,199	-
Shares redeemed	(17,609,237)	-	(523,683,647)	-
Net increase (decrease)	87,598,297	-	$2,615,521,544	$ -
Class Z
Shares sold	12,790,366	-	$383,075,757	$ -
Issued in exchange for the shares of the Acquired Fund(s)	41,776,928	-	1,245,789,189	-
Reinvestment of distributions	907,341	-	26,721,329	-
Shares redeemed	(11,128,080)	-	(333,875,272)	-
Net increase (decrease)	44,346,555	-	$1,321,711,003	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z shares are for the period  October 18, 2024  (commencement of sale of shares) through August 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Balanced Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 18, 2024. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Balanced Fund	8,986,381,555	2,208,843,663
Class A			2,422,820,886	82,958,929	.9793796110
Class M			1,724,034,659	58,031,483	.9962642522
Class C			1,151,506,865	39,880,527	.9685977860
Class I			2,536,374,089	84,512,526	1.0064319249
Class Z			1,245,789,189	41,499,430	1.0066867874

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Balanced Fund	47,988,424,175	57,068,949,863

Pro forma results of operations of the combined entity for the entire period ended August 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows.

Net investment income (loss)	$1,029,863,568
Total net realized gain (loss)	3,465,910,532
Total change in net unrealized appreciation (depreciation)	1,537,002,007
Net increase (decrease) in net assets resulting from operations	$6,032,776,107

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since October 25, 2024.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Fidelity Balanced Fund (Acquiring Fund) hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2025, $2,592,583,074, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Balanced Fund (Target Fund) designates as a capital gain dividend with respect to the taxable year ended October 25, 2024, $79,302,253, or, if subsequently determined to be different, the net capital gain of such year.

A total of 27.60% of the dividends distributed during the fiscal year of Fidelity Balanced Fund (Acquiring Fund) was derived from interest on U.S. Government securities which is generally exempt from state income tax.

A total of 23.99% of the dividends distributed during the fiscal year of Fidelity Advisor Balanced Fund (Target Fund) was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Balanced Fund (Acquiring Fund) designates $527,185,739 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Fidelity Advisor Balanced Fund (Target Fund) designates $63,666,661 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Fidelity Balanced Fund (Acquiring Fund) hereby designates the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	Class A	Class M	Class C	Balanced	Class K	Class I	Class Z
Fidelity Balanced Fund
October, 2024	-	-	-	100%	100%	-	-
December, 2024	59.45%	59.45%	59.45%	59.45%	59.45%	59.45%	59.45%

Fidelity Balanced Fund (Acquiring Fund) designates $375,036,432 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Advisor Balanced Fund (Target Fund) designates $1,033,323 of distributions paid during the fiscal year ended October 25, 2024, as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Balanced Fund (Target Fund)
October 11, 2024	8%	10%	15%	7%	7%
October 22, 2024	32%	37%	52%	28%	26%
	Class A	Class M	Class C	Balanced	Class K	Class I	Class Z
Fidelity Balanced Fund (Acquiring Fund)
October, 2024	-	-	-	8%	8%	-	-
December, 2024	36%	41%	53%	34%	34%	33%	31%
April, 2025	52%	62%	100%	43%	42%	45%	42%
July, 2025	51%	59%	91%	43%	42%	44%	42%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Balanced	Class K	Class I	Class Z
Fidelity Balanced Fund (Acquiring Fund)
October, 2024	-	-	-	8.82%	8.54%	-	-
December, 2024	39.20%	44.31%	57.90%	37.47%	36.40%	35.39%	33.97%
April, 2025	57.64%	69.43%	100%	48.11%	46.64%	49.68%	46.64%
July, 2025	56.23%	66.22%	100%	48.20%	46.61%	49.20%	46.31%
	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Balanced Fund (Target Fund)
October 11, 2024	8.19%	9.98%	15.20%	7.10%	6.65%
October 22, 2024	32.00%	37.33%	51.68%	28.00%	26.35%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Balanced	Class K	Class I	Class Z
Fidelity Balanced Fund (Acquiring Fund)
October, 2024	-	-	-	0.58%	0.56%	-	-
December, 2024	2.55%	2.88%	3.76%	2.43%	2.37%	2.30%	2.21%
April, 2025	4.25%	5.12%	0%	3.55%	3.44%	3.66%	3.44%
July, 2025	4.16%	4.89%	0%	3.56%	3.45%	3.64%	3.42%
	Class A	Class M	Class C	Class I	Class Z
Fidelity Advisor Balanced Fund (Target Fund)
October 11, 2024	0.96%	1.16%	1.77%	0.83%	0.78%
October 22, 2024	3.72%	4.34%	6.01%	3.26%	3.07%

The Funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Balanced Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.536127.129
BAL-ANN-1025

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2025